[L O G O]

January 16, 1996

Dear Shareholder:

     We're pleased to present you with the semi-annual report on the financial condition for the Performance Family of Funds for the period ended November 30, 1995. The Performance Funds are comprised of the Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Equity Fund, and The Mid Cap Growth Fund and are managed by Trustmark National Bank.

ECONOMIC REVIEW

     For the six months ended November 30, 1995, the economy continued to show signs of slowing. A decrease of 25 basis points, on July 6th, in Fed Funds marked the end of a series of increases initiated by the Fed in February, 1994. The Fed has, for the most part, achieved the "soft landing". The robust economic growth experienced in 1994 has dissipated and inflation fears have abated.

     Unemployment, now at 5.5%, has stabilized and new job creation continued, but at a much slower rate. The manufacturing sector remains lethargic, having experienced only one month of job creation in the past six months. Further evidence of the economic slowdown can be seen in Industrial Production (year-over-year change down from 3.30% in May to 1.9% in November) and the Index of Leading Indicators (102.5 in January to 100.7 in November). The interest sensitive sectors of the economy, housing and vehicles, have not strengthened since mid-year even though the 30-year bond has dropped 50 basis points since June, and 200 basis points since last November.

     The inflation news continues to be favorable. Since the Fed cut interest rates in July, inflation has eased and growth has slowed considerably. The year-over-year change in the CPI has fallen from 3.2% in May to 2.6% in November, while the core rate edged down from 3.2% to 3.0%. GDP growth has fallen from a 3.4% year-over-year increase in the first quarter to 2.3%, below the Fed target of 2.5% sustained growth.

     During the first half of 1996, we anticipate moderate economic growth. The budget debate and government shutdown obviously cloud any assessment of the economy, but we believe the Fed's main focus, other than inflation, is to prevent a recession in 1996.

Sincerely,


/s/ JOHN J. PILEGGI
---------------------
John J. Pileggi
Chairman of the Board

                           PORTFOLIO MANAGER'S REPORT

                         PERFORMANCE MONEY MARKET FUND

     The Performance Money Market Fund provided investors with a return of 2.85% (2.72% for the consumer class) for the 6 months ended November 30, 1995. The weighted average maturity of the Fund was slightly longer than it was during the first half of the year so as to take advantage of declining interest rates. The objective of the Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund invests in high-quality, short-term, instruments such as repurchase agreements, commercial paper, bankers' acceptances, U.S. Treasury issues and U.S. Government Agency discount notes. The Fund is considered a "first tier" Fund as a result of the high quality of the Fund's holdings.

                                          Signed,

                                          /s/ ROBERT R. BURKE, CPA
                                          ------------------------
                                              Robert R. Burke, CPA

                 PERFORMANCE SHORT TERM GOVERNMENT INCOME FUND

     For the 6 months ended November 30, 1995, the Short Term Government Income Fund returned 3.39% (3.26% for the consumer class) to its shareholders.

     The objective of the Fund is to provide investors with as high a level of current income as is consistent with limiting the potential loss of capital. The Fund continues to emphasize the quality of its investments in its attempt to maximize long term, risk adjusted return. The Fund holds at least 65% of its assets in issues of the U.S. Treasury or U.S. Government Agencies. The remaining 35% may be held in domestic corporate issues of investment grade.

     The Fund's duration, which measures the number of years required to receive the present value of future payments of both interest and principal from a bond, approximated the duration of the Lehman Brothers 1-3 Year Government Index, a widely accepted, unmanaged index consisting of Treasury and Agency issues with maturities of 1 to 3 years. Interest rates declined during the 6 month period. The yields on the 2, 3, and 5 year Treasury notes declined by approximately 49, 51, and 53 basis points, respectively. In general, the longer the duration, the higher the return in a falling rate environment such as this.

                                          Signed,

                                          /s/ ROBERT R. BURKE, CPA
                                          ------------------------
                                              Robert R. Burke, CPA

              PERFORMANCE INTERMEDIATE TERM GOVERNMENT INCOME FUND

     For the six months ended November 30, 1995 the Performance Intermediate Term Government Income Fund returned 5.17% (5.04% consumer class) to its shareholders. Share price, as measured by net asset value, increased from $10.11 on May 31, 1995 to $10.34 on November 30, 1995.

     On July 6th, the Fed implemented the first reduction in Fed Funds (25 basis points) since the fall of 1992. Intermediate and long-term interest rates responded by falling 50+ basis points over the ensuing six months. The 30-year Treasury Bond yield fell from 6.65% on May 31st to 6.13% on November 30th due mainly to growing evidence that economic growth had slowed, investors' positive outlook on inflation, and the anticipated balanced-budget agreement.

     On November 30th, approximately 75% of the Fund's assets were invested in U.S. Treasury and U.S. Agency securities while the other 25% consisted primarily of high quality corporate debt. The Fund's average maturity was 8.77 years with an average coupon of 7.58%.

     The Fund continues to be managed with an investment objective to provide shareholders with a high level of current income, with total return a secondary consideration. The Fund's conservative strategy helps to protect it from much of the volatility that is inherent in fixed-income investments. Investors should be aware that the Fund will experience fluctuations in its share price, and we encourage shareholders to view their investment in a similar fashion.

     Looking forward, the bond market will continue to respond according to the events surrounding the balanced-budget plan and Fed policy.

                                          Signed,

                                          /s/ ROBERT H. SPAULDING
                                          ---------------------------------
                                          Robert H. Spaulding
                                          Vice President & Trust Investment
                                          Officer

                            PERFORMANCE EQUITY FUND

     For the six months ended November 30, 1995, the Equity Fund had a return of 15.06%, compared to the S&P's return of 14.92%. The equity market during this period continued its favorable reaction to lower interest rates. Also, during this period the market saw a continual flow of good earnings reports. Market sentiment at this time indicates the probability of still lower rates, which hopefully would help to strengthen some of the interest sensitive areas of the economy, such as automobiles and construction. Also, lower rates would continue to make equities more attractive compared to other investment alternatives.

     We saw some outstanding performance across most sectors of the market, most notably in the financial sector, where First Interstate was up 62% and Travelers was up 43%. Also, the health-related sector performed well, with Schering Plough up 47%, Pfizer up 33% and Johnson and Johnson up 32%. Computer Associates was a standout in the technology area, being up 50%.

     Our efforts and resources continue to be directed at security selection and not at market timing.

                              TEN LARGEST HOLDINGS

                    1. Schering Plough Corporation    6. Loral Corporation
                    2. General Electric Company       7. Merck & Company, Inc.
                    3. AT&T Corporation               8. Southern Company
                    4. Coca Cola Company              9. Mobil Corporation
                    5. Exxon Corporation              10. Amoco Corporation

                                          Signed

                                          /s/ CHARLES H. WINDHAM, JR.
                                          ---------------------------
                                          Charles H. Windham, Jr.

                        PERFORMANCE MID CAP GROWTH FUND

     For the period June 1, 1995 to November 30, 1995, the Mid Cap Growth Fund returned 16.63%. In general, the stocks of middle-capitalization companies rose during this period with the S&P MidCap 400 Index increasing 16.14%.

     The Technology sector continued to provide strong returns during the period. Positions in Cadence Design, Dell Computer, and Seagate Technology all increased 50% or more in the six months. Underperformers in the sector included American Power Conversion and EMC Corp. Holdings in the Health Care sector also contributed to the return. Cordis Corp. was the target of a takeover by Johnson & Johnson, sending its shares up by 50% plus. Medical instrument maker, Datascope, increased a similar amount during the period. In general, other winners were Clayton Homes and IBP Inc., while positions in Crompton & Knowles and Rollins Inc. proved disappointing.

     The Fund focuses on those companies in the MidCap Index with increasing earnings prospects and attractive valuations. We plan to continue to direct our concentration on the operating results of individual companies and not on market timing. Listed below are the 10 largest holdings in the Fund at November 30, 1995.

                              TEN LARGEST HOLDINGS

                                                      6.  Illinois Central
                    1.  Quantum Corporation               Corporation
                    2.  Mylan Labs                    7.  Equifax, Inc.
                    3.  Bear Stearns Companies,       8.  Comerica Inc.
                        Inc.                          9.  Beckman Instruments, Inc.
                    4.  Clayton Homes, Inc.           10. Reynolds & Reynolds
                    5.  EMC Corporation                   Company

                                          Signed,

                                          /s/ DOUGLAS H. RALSTON, CFA
                                          ---------------------------
                                          Douglas H. Ralston, CFA

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Portfolio of Investments (unaudited)
November 30, 1995

                                                                                     YIELD TO
                                                                                     MATURITY
 PRINCIPAL                                                               CREDIT     ON DATE OF      VALUE
  AMOUNT                                                                RATINGS**    PURCHASE     (NOTE 2A)
-----------                                                             ---------   ----------   ------------
              COMMERCIAL PAPER -- 74.2%
              Albertson's, Inc.
$ 3,300,000   12/20/1995..............................................   A-1/P-1        5.82%    $  3,290,073
              American General Finance Corporation
  5,000,000   12/04/1995..............................................   A-1+/P-1       5.83        4,997,625
  5,000,000   12/08/1995..............................................   A-1+/P-1       5.83        4,994,449
  5,000,000   12/08/1995..............................................   A-1+/P-1       5.83        4,994,449
              American Greetings Corporation
  4,000,000   12/14/1995..............................................   A-1/P-1        5.85        3,991,709
  5,000,000   12/19/1995..............................................   A-1/P-1        5.85        4,985,625
  7,000,000   12/20/1995..............................................   A-1/P-1        5.85        6,978,794
              Campbell Soup Company
  4,000,000   01/03/1996..............................................   A-1+/P-1       5.79        3,979,283
  8,000,000   01/23/1996..............................................   A-1+/P-1       5.87        7,932,984
              CIT Group Holdings, Inc.
  6,000,000   12/20/1995..............................................   A-1/P-1        5.83        5,981,950
 10,000,000   01/26/1996..............................................   A-1/P-1        5.85        9,911,333
              Coca-Cola Company
  1,500,000   01/11/1996..............................................   A-1+/P-1       5.85        1,490,365
 12,000,000   02/23/1996..............................................   A-1+/P-1       5.81       11,844,600
              Corestates Financial Corporation
 10,000,000   01/23/1996..............................................   A-1/P-1        5.81        9,916,819
  2,000,000   01/31/1996..............................................   A-1/P-1        5.81        1,980,649
  3,000,000   02/16/1996..............................................   A-1/P-1        5.81        2,963,810
              Dun & Bradstreet Corporation
  2,000,000   01/11/1996..............................................   A-1+/P-1       5.78        1,987,244
  4,500,000   01/30/1996..............................................   A-1+/P-1       5.85        4,457,475
  7,000,000   02/06/1996..............................................   A-1+/P-1       5.83        6,926,393
              du Pont (E.I.) De Nemours & Company
  5,000,000   12/07/1995..............................................   A-1+/P-1       5.79        4,995,275
 10,000,000   01/16/1996..............................................   A-1+/P-1       5.76        9,927,933
              Ford Motor Credit Company
  6,000,000   12/08/1995..............................................   A-1/P-1        5.84        5,993,327
  9,000,000   12/22/1995..............................................   A-1/P-1        5.83        8,969,970
              G.E. Capital Corporation
 15,000,000   12/21/1995..............................................   A-1+/P-1       5.83       14,952,250
              Hershey Foods Corporation
  2,000,000   12/08/1995..............................................   A-1+/P-1       5.81        1,997,787
  8,000,000   12/21/1995..............................................   A-1+/P-1       5.79        7,974,845
  5,065,000   12/21/1995..............................................   A-1+/P-1       5.81        5,049,017
              Hewlett-Packard Company
  2,000,000   01/04/1996..............................................   A-1+/P-1       5.87        1,989,233
 10,000,000   01/09/1996..............................................   A-1+/P-1       5.77        9,939,334
  3,000,000   01/12/1996..............................................   A-1+/P-1       5.81        2,980,225

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Portfolio of Investments (unaudited) (continued)
November 30, 1995

                                                                                     YIELD TO
                                                                                     MATURITY
 PRINCIPAL                                                               CREDIT     ON DATE OF      VALUE
  AMOUNT                                                                RATINGS**    PURCHASE     (NOTE 2A)
-----------                                                             ---------   ----------   ------------
              COMMERCIAL PAPER (CONTINUED)
              Kellogg Company
$ 8,000,000   12/15/1995..............................................   A-1+/P-1       5.82%    $  7,982,173
              Kimberly-Clark Corporation
  6,000,000   12/07/1995..............................................   A-1+/P-1       5.80        5,994,300
  6,000,000   12/22/1995..............................................   A-1+/P-1       5.82        5,980,050
  3,000,000   12/22/1995..............................................   A-1+/P-1       5.82        2,990,025
              McGraw-Hill Inc.
  3,869,000   12/28/1995..............................................   A-1/P-1        5.76        3,852,518
              Norwest Financial Services
  7,000,000   01/23/1996..............................................   A-1+/P-1       5.85        6,941,052
  8,000,000   01/24/1996..............................................   A-1+/P-1       5.87        7,931,480
              PepsiCo Inc.
  9,000,000   01/12/1996..............................................   A-1/P-1        5.80        8,940,570
              Procter & Gamble Company
  7,000,000   12/06/1995..............................................   A-1+/P-1       5.80        6,994,517
              Schering-Plough Corporation
 10,000,000   01/16/1996..............................................   A-1+/P-1       5.82        9,927,550
              Stanley Tool Works
 10,000,000   01/25/1996..............................................   A-1/P-1        5.81        9,913,222
  4,400,000   02/15/1996..............................................   A-1/P-1        5.85        4,347,425
              SunTrust Banks, Inc.
  9,000,000   12/15/1995..............................................   A-1/P-1        5.83        8,980,015
  6,000,000   01/12/1996..............................................   A-1/P-1        5.82        5,960,170
              Toys "R" Us, Inc.
  3,000,000   12/04/1995..............................................   A-1+/P-1       5.79        2,998,580
  3,000,000   12/08/1995..............................................   A-1+/P-1       5.80        2,996,675
              Wal-Mart Stores, Inc.
 10,000,000   12/05/1995..............................................   A-1+/P-1       5.82        9,993,644
  5,000,000   12/07/1995..............................................   A-1+/P-1       5.80        4,995,250
                                                                                                 ------------
              TOTAL COMMERCIAL PAPER (Cost $296,094,041)......................................    296,094,041
                                                                                                 ------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.0%
              Federal Farm Credit Bank
  3,000,000   02/01/1996..............................................   NA/NA          5.74        3,000,000
  1,725,000   02/28/1996..............................................   NA/NA          6.85        1,725,000
  3,000,000   03/01/1996..............................................   NA/NA          5.71        3,000,000
  2,000,000   06/03/1996..............................................   NA/NA          6.15        2,000,000
  4,000,000   07/17/1996..............................................   NA/NA          5.75        3,999,019
              Federal Home Loan Bank Discount Notes
 10,000,000   01/02/1996..............................................   NA/NA          5.79        9,949,511
              Federal Home Loan Bank
  1,600,000   04/15/1996..............................................   NA/NA          5.56        1,597,740
  3,000,000   08/07/1996..............................................   NA/NA          6.09        2,999,383
  2,000,000   09/26/1996..............................................   NA/NA          6.01        2,000,000

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
MONEY MARKET FUND
Portfolio of Investments (unaudited) (continued)
November 30, 1995

                                                                                     YIELD TO
                                                                                     MATURITY
 PRINCIPAL                                                               CREDIT     ON DATE OF      VALUE
  AMOUNT                                                                RATINGS**    PURCHASE     (NOTE 2A)
-----------                                                             ---------   ----------   ------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
              Federal National Mortgage Association Discount Notes
$10,000,000   01/04/1996..............................................   NA/NA          5.78%    $  9,946,450
              Federal National Mortgage Association
  2,000,000   03/15/1996..............................................   NA/NA          5.74        2,000,000
  2,500,000   06/12/1996..............................................   NA/NA          5.59        2,497,697
  3,000,000   10/07/1996..............................................   NA/NA          5.76        3,000,824
                                                                                                 ------------
              TOTAL U.S. GOVERNMENT AGENCIES OBLIGATIONS
              (Cost $47,715,624)..............................................................     47,715,624
                                                                                                 ------------
              BANKERS' ACCEPTANCES -- 5.0%
              First Alabama Bank
  1,000,000   02/28/1996..............................................   A-1+/P-1       5.92          985,884
  1,000,000   05/06/1996..............................................   A-1+/P-1       5.79          975,796
              Wachovia Bank of Georgia
 10,200,000   01/05/1996..............................................   A-1+/P-1       5.83       10,143,277
  8,000,000   01/16/1996..............................................   A-1+/P-1       5.78        7,942,244
                                                                                                 ------------
              TOTAL BANKERS' ACCEPTANCES (Cost $20,047,201)...................................     20,047,201
                                                                                                 ------------
              U.S. TREASURY OBLIGATIONS -- 0.7%
  3,000,000   U.S. Treasury Bills 08/22/1996
              (Cost $2,877,659).......................................   AAA/Aaa        5.54        2,877,659
                                                                                                 ------------
              MONEY MARKET FUND -- 3.6%
 14,371,602   Short-Term Investments Company Treasury Portfolio
              (Cost $14,371,602)......................................   AAA/Aaa        3.68       14,371,602
                                                                                                 ------------
              REPURCHASE AGREEMENTS -- 5.7%
              First Union Capital Markets
 22,500,000   12/01/1995..............................................   NR/NR          5.90       22,500,000
                                                                                                 ------------
              Collateralized by:
              U.S. Treasury Notes
              $22,900,000, 5.875%, 05/31/1996
              (Cost $22,500,000)
              TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS -- 101.2%
              (Cost $403,606,127)*............................................................    403,606,127
              LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%).................................     (4,778,264)
                                                                                                 ------------
              NET ASSETS -- 100.0%............................................................   $398,827,863
                                                                                                 =============

---------------

 * The cost of securities is substantially the same for Federal income tax purposes.
** See Footnotes to Portfolios.

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
SHORT TERM GOVERNMENT INCOME FUND
Portfolio of Investments (unaudited)
November 30, 1995

 PRINCIPAL                                                                                        VALUE
  AMOUNT                                                                            COST        (NOTE 2A)
-----------                                                                     ------------   ------------
              U.S. TREASURY NOTES -- 78.9%
$ 5,000,000   7.250%, 11/30/1996..............................................  $  5,070,151   $  5,086,650
  7,500,000   7.500%, 01/31/1997..............................................     7,509,794      7,674,900
  7,000,000   6.875%, 03/31/1997..............................................     7,072,078      7,131,249
  9,000,000   6.125%, 05/31/1997..............................................     9,022,036      9,091,440
 22,500,000   6.750%, 05/31/1997..............................................    22,195,697     22,416,020
  3,000,000   7.375%, 11/15/1997..............................................     2,998,142      3,107,880
  5,000,000   5.625%, 01/31/1998..............................................     4,989,253      5,021,250
  7,000,000   7.250%, 02/15/1998..............................................     6,981,014      7,262,080
  8,000,000   6.125%, 05/15/1998..............................................     8,057,222      8,131,440
  3,000,000   5.375%, 05/31/1998..............................................     2,972,197      2,997,570
  6,600,000   5.500%, 11/15/1998..............................................     6,603,606      6,613,991
                                                                                ------------   ------------
              TOTAL U.S. TREASURY NOTES.......................................    83,471,190     84,534,470
                                                                                ------------   ------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.0%
              FEDERAL HOME LOAN BANK -- 3.3%
  2,000,000   6.940%, 03/14/1997..............................................     1,998,963      2,036,540
  1,500,000   6.345%, 06/02/1997..............................................     1,504,970      1,519,110
                                                                                ------------   ------------
                                                                                   3,503,933      3,555,650
                                                                                ------------   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.7%
  5,000,000   7.370%, 02/06/1997..............................................     5,001,518      5,108,899
  5,000,000   7.740%, 02/03/1998..............................................     5,022,207      5,217,450
                                                                                ------------   ------------
                                                                                  10,023,725     10,326,349
                                                                                ------------   ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS........................    13,527,658     13,881,999
                                                                                ------------   ------------
              MORTGAGE-BACKED SECURITIES -- 0.1%
              FEDERAL HOME LOAN MORTGAGE CORPORATION
    123,122   Gold Balloon #M1-0074D 8.000%, 04/01/1996.......................       127,845        126,282
                                                                                ------------   ------------
              CORPORATE BONDS -- 6.8%
              BANKING -- 0.9%
  1,000,000   Barnett Banks, Inc. 6.250%, 07/28/1998..........................       995,650      1,007,500
                                                                                ------------   ------------
              FINANCIAL SERVICES -- 5.9%
  1,250,000   Ford Capital B.V. 9.000%, 06/01/1996............................     1,259,856      1,269,337
  2,000,000   Ford Motor Credit Company 6.250%, 02/26/1998....................     2,009,645      2,017,500
  3,000,000   Norwest Corporation 6.000%, 10/13/1998..........................     2,997,160      3,015,000
                                                                                ------------   ------------
                                                                                   6,266,661      6,301,837
                                                                                ------------   ------------
              TOTAL CORPORATE BONDS...........................................     7,262,311      7,309,337
                                                                                ------------   ------------
              MONEY MARKET FUND -- 0.3%
    314,592   Short-Term Investments Company Treasury Portfolio...............       314,592        314,592
                                                                                ------------   ------------
              TOTAL INVESTMENTS -- 99.1%......................................  $104,703,596*   106,166,680
                                                                                =============
              OTHER ASSETS LESS LIABILITIES -- 0.9%.........................................        996,735
                                                                                               ------------
              NET ASSETS -- 100.0%..........................................................   $107,163,415
                                                                                               =============

---------------

* The cost of securities is substantially the same for Federal income tax purposes.

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Portfolio of Investments (unaudited)
November 30, 1995

PRINCIPAL                                                                                        VALUE
  AMOUNT                                                                         COST          (NOTE 2A)
----------                                                                    -----------   ---------------
             U.S. TREASURY OBLIGATIONS -- 66.1%
             U.S. TREASURY BONDS -- 15.0%
$5,000,000   7.250%, 05/15/2016.............................................  $ 4,879,716     $ 5,588,050
 5,500,000   7.250%, 08/15/2022.............................................    5,858,924       6,205,649
                                                                              -----------   ---------------
                                                                               10,738,640      11,793,699
                                                                              -----------   ---------------
             U.S. TREASURY NOTES -- 51.1%
 7,150,000   8.625%, 08/15/1997.............................................    7,476,037       7,519,940
 5,350,000   7.375%, 11/15/1997.............................................    5,378,123       5,542,386
 2,000,000   9.250%, 08/15/1998.............................................    2,181,657       2,189,020
 4,750,000   7.125%, 10/15/1998.............................................    4,804,429       4,962,325
 2,500,000   8.875%, 02/15/1999.............................................    2,719,562       2,746,075
 3,100,000   9.125%, 05/15/1999.............................................    3,436,505       3,448,099
 4,500,000   8.500%, 02/15/2000.............................................    4,918,453       4,991,985
 2,000,000   7.500%, 11/15/2001.............................................    2,043,166       2,188,880
 2,000,000   7.500%, 05/15/2002.............................................    2,150,502       2,201,040
 4,000,000   7.250%, 08/15/2004.............................................    4,261,645       4,394,840
                                                                              -----------   ---------------
                                                                               39,370,079      40,184,590
                                                                              -----------   ---------------
             TOTAL U.S. TREASURY OBLIGATIONS................................   50,108,719      51,978,289
                                                                              -----------   ---------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.8%
             FEDERAL HOME LOAN MORTGAGE ASSOCIATION -- 2.7%
 2,000,000   6.550%, 10/02/2002.............................................    1,994,126       2,079,800
                                                                              -----------   ---------------
             SMALL BUSINESS ADMINISTRATION LOAN AGREEMENTS -- 0.6%
   264,475   12.250%, 11/15/1998............................................      269,051         270,095
   193,724   10.000%, 04/15/2004(a).........................................      196,132         198,325
                                                                              -----------   ---------------
                                                                                  465,183         468,420
                                                                              -----------   ---------------
             TENNESSEE VALLEY AUTHORITY -- 4.5%
 3,500,000   6.375%, 06/15/2005.............................................    3,416,593       3,574,375
                                                                              -----------   ---------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.......................    5,875,902       6,122,595
                                                                              -----------   ---------------
             MORTGAGE-BACKED SECURITIES -- 0.3%
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.1%
    33,275   Pool #106594 9.000%, 12/01/1997................................       35,177          34,325
    42,802   Pool #114579 8.000%, 02/01/1998................................       44,026          43,952
                                                                              -----------   ---------------
                                                                                   79,203          78,277
                                                                              -----------   ---------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.2%
     8,253   Pool #192407, 9.000%, 01/15/2017...............................        8,682           8,705
    68,766   Pool #210311, 9.000%, 06/15/2017...............................       72,339          72,527
    62,392   Pool #271741, 9.000%, 03/15/2020...............................       65,635          65,804
                                                                              -----------   ---------------
                                                                                  146,656         147,036
                                                                              -----------   ---------------
             TOTAL MORTGAGE-BACKED SECURITIES...............................      225,859         225,313
                                                                              -----------   ---------------

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Portfolio of Investments (unaudited) (continued)
November 30, 1995

PRINCIPAL                                                                                        VALUE
  AMOUNT                                                                         COST          (NOTE 2A)
----------                                                                    -----------   ---------------
             CORPORATE BONDS -- 23.2%
             CONSUMER DURABLES -- 1.5%
             Caterpillar, Inc.
$  625,000   9.125%, 12/15/1996.............................................  $   639,285     $   645,312
             General Motors Corporation
   500,000   7.625%, 02/15/1997.............................................      500,806         510,625
                                                                              -----------   ---------------
                                                                                1,140,091       1,155,937
                                                                              -----------   ---------------
             CONSUMER NON-DURABLES -- 1.3%
             American Home Products, Inc.
   250,000   7.250%, 03/01/2023.............................................      250,000         263,437
             Kimberly-Clark Corporation
   250,000   6.875%, 02/15/2014.............................................      248,322         249,062
             Philip Morris Companies, Inc.
   500,000   8.750%, 12/01/1996.............................................      507,009         514,375
                                                                              -----------   ---------------
                                                                                1,005,331       1,026,874
                                                                              -----------   ---------------
             FINANCIAL SERVICES -- 10.4%
             American General Corporation
   500,000   6.750%, 06/15/2005.............................................      500,000         508,750
   250,000   7.500%, 07/15/2025.............................................      249,531         259,688
             Associates Corporation of North America
   250,000   6.000%, 03/15/2000.............................................      246,645         249,375
             Bankers Trust Company
   250,000   7.125%, 07/31/2002.............................................      249,414         258,125
   250,000   7.500%, 11/15/2015.............................................      250,000         253,750
             Chase Manhattan Corporation
   500,000   8.000%, 05/01/2005.............................................      499,670         548,125
             Chemical Banking Corporation
   250,000   6.500%, 01/15/2009.............................................      235,699         248,437
             Ford Motor Credit Company
   500,000   6.250%, 02/26/1998.............................................      499,555         504,375
             Household Finance Company
   250,000   6.375%, 06/30/2000.............................................      249,369         252,813
   500,000   6.700%, 06/15/2002.............................................      500,000         511,875
             International Lease Finance
   250,000   6.125%, 11/01/1999.............................................      249,177         251,250
             ITT Hartford Group, Inc.
   250,000   7.300%, 11/01/2015.............................................      249,317         251,875
             Liberty National Bancorp.
   500,000   7.750%, 01/01/1999.............................................      510,000         510,625
             Merrill Lynch & Company
   250,000   7.000%, 04/27/2008.............................................      249,160         257,500
   250,000   6.250%, 10/15/2008.............................................      234,241         241,563

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Portfolio of Investments (unaudited) (continued)
November 30, 1995

PRINCIPAL                                                                                        VALUE
  AMOUNT                                                                         COST          (NOTE 2A)
----------                                                                    -----------   ---------------
             CORPORATE BONDS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
             NationsBank Corporation
$  250,000   6.875%, 02/15/2005.............................................  $   247,227     $   255,312
             Norwest Corporation
   250,000   6.500%, 06/01/2005.............................................      249,030         251,875
             Smith Barney Holdings, Inc.
   500,000   7.500%, 05/01/2002.............................................      497,063         529,375
             Travelers Group, Inc.
   500,000   6.125%, 06/15/2000.............................................      509,734         494,375
   250,000   6.625%, 09/15/2005.............................................      248,904         253,438
             US Leasing International Corporation
 1,250,000   7.000%, 11/01/1997.............................................    1,254,892       1,279,688
                                                                              -----------   ---------------
                                                                                7,978,628       8,172,189
                                                                              -----------   ---------------
             HEALTH CARE -- 0.3%
             Eli Lilly & Company
   250,000   7.125%, 06/01/2025.............................................      247,728         260,937
                                                                              -----------   ---------------
             RAW MATERIALS -- 1.4%
             Air Products & Chemicals, Inc.
   500,000   7.375%, 05/01/2005.............................................      497,542         540,000
             du Pont (E.I.) De Nemours & Company
   250,000   6.000%, 12/01/2001.............................................      248,758         250,625
             PPG Industries, Inc.
   250,000   6.875%, 08/01/2005.............................................      249,739         261,875
                                                                              -----------   ---------------
                                                                                  996,039       1,052,500
                                                                              -----------   ---------------
             RETAIL -- 0.6%
             J.C. Penney & Company
   250,000   6.875%, 10/15/2015.............................................      247,443         249,687
             Rite Aid Corporation
   250,000   6.875%, 08/15/2013.............................................      237,132         245,312
                                                                              -----------   ---------------
                                                                                  484,575         494,999
                                                                              -----------   ---------------
             TECHNOLOGY -- 1.3%
             Raytheon Company
   250,000   6.500%, 07/15/2005.............................................      245,092         253,125
   250,000   7.375%, 07/15/2025.............................................      241,194         258,438
             Rockwell International Corporation
   250,000   6.625%, 06/01/2005.............................................      248,662         257,812
             WMX Technologies, Inc.
   250,000   6.250%, 10/15/2000.............................................      249,694         252,500
                                                                              -----------   ---------------
                                                                                  984,642       1,021,875
                                                                              -----------   ---------------

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Portfolio of Investments (unaudited) (continued)
November 30, 1995

PRINCIPAL                                                                                        VALUE
  AMOUNT                                                                         COST          (NOTE 2A)
----------                                                                    -----------   ---------------
             CORPORATE BONDS (CONTINUED)
             TELECOMMUNICATIONS -- 2.9%
             Chesapeake Bell Telephone Virginia
$  250,000   7.000%, 07/15/2025.............................................  $   243,774     $   249,375
             Motorola, Inc.
   250,000   6.500%, 03/01/2008.............................................      249,763         255,312
             New York Telephone Company
   250,000   7.250%, 02/15/2024.............................................      243,887         252,500
             Northern Telecommunications, Inc.
   250,000   6.875%, 09/01/2023.............................................      242,102         248,437
             Southern New England Telecommunication, Inc.
   250,000   7.000%, 08/15/2005.............................................      248,786         261,563
             Southwestern Bell Telephone Company
   250,000   6.250%, 10/15/2002.............................................      250,308         251,875
   250,000   7.200%, 10/15/2026.............................................      250,312         252,500
             U.S. West Communications, Inc.
   250,000   6.375%, 10/15/2002.............................................      249,314         253,125
   250,000   7.500%, 06/15/2023.............................................      244,330         256,250
                                                                              -----------   ---------------
                                                                                2,222,576       2,280,937
                                                                              -----------   ---------------
             UTILITIES -- 3.5%
             Consolidated Edison Company of New York, Inc.
   250,000   6.625%, 07/01/2005.............................................      249,221         256,250
   250,000   7.500%, 06/15/2023.............................................      249,385         252,500
             Duke Power Company
   250,000   6.875%, 08/01/2023.............................................      238,403         247,188
             Georgia Power Company
   225,000   6.6250%, 04/01/2003............................................      224,205         232,313
             Northern States Power Company
   250,000   7.125%, 07/01/2025.............................................      247,703         261,250
             Pacific Gas & Electric Company
   250,000   6.250%, 03/01/2004.............................................      242,627         246,875
   250,000   7.250%, 08/01/2026.............................................      242,007         246,563
             Pacificorp
   250,000   6.625%, 06/01/2007.............................................      248,489         251,875
             Public Service Electric & Gas Company
   250,000   6.000%, 05/01/2000.............................................      247,261         248,437
             Southern California Edison Company
   250,000   6.500%, 06/01/2001.............................................      250,000         254,063
   250,000   6.900%, 10/01/2018.............................................      234,490         243,437
                                                                              -----------   ---------------
                                                                                2,673,791       2,740,751
                                                                              -----------   ---------------
             TOTAL CORPORATE BONDS..........................................   17,733,401      18,206,999
                                                                              -----------   ---------------

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
INTERMEDIATE TERM GOVERNMENT INCOME FUND
Portfolio of Investments (unaudited) (continued)
November 30, 1995

PRINCIPAL                                                                                        VALUE
  AMOUNT                                                                         COST          (NOTE 2A)
----------                                                                    -----------   ---------------
             GUARANTEED INVESTMENT CONTRACTS -- 1.1%
             Confederation Life Insurance Company
$1,000,000   8.800%, 01/05/1995(b)..........................................  $ 1,000,000     $   900,000
                                                                              -----------   ---------------
             MONEY MARKET FUND -- 0.9%
   693,487   Short-Term Investments Company Treasury Portfolio..............      693,487         693,487
                                                                              -----------   ---------------
             TOTAL INVESTMENTS -- 99.4%.....................................  $75,637,368*     78,126,683
                                                                              ============
             OTHER ASSETS LESS LIABILITIES -- 0.6%.......................................         504,258
                                                                                            ---------------
             NET ASSETS -- 100.0%........................................................     $78,630,941
                                                                                            ================

---------------

 (a) Variable Rate Note: the rate shown is the rate in effect at November 30, 1995.
 (b) Issuer in rehabilitation. This security is considered illiquid and is being fair-valued at the direction of the
     Fund's Board of Trustees.
     (The total value of illiquid securities is $900,000, or 1.1% of net assets.)
   * The cost of securities for Federal income tax purposes is $75,678,219; (see Note 7).

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
EQUITY FUND
Portfolio of Investments (unaudited)
November 30, 1995

                                                                                                  VALUE
  SHARES                                                                            COST        (NOTE 2A)
----------                                                                       -----------   ------------
             COMMON STOCKS -- 96.5%
             BUSINESS EQUIPMENT & SERVICES -- 1.7%
     8,000   Federal Express Corporation.......................................  $   513,200   $    598,000
    20,000   Moore Corporation Limited.........................................      403,400        357,500
    14,000   National Service Industries, Inc. ................................      415,418        455,000
    25,000   Ryder System, Inc. ...............................................      499,619        596,875
                                                                                 -----------   ------------
                                                                                   1,831,637      2,007,375
                                                                                 -----------   ------------
             CAPITAL GOODS -- 4.8%
    25,000   Black & Decker Corporation........................................      718,625        934,375
    47,000   General Electric Company..........................................    2,242,151      3,160,750
     8,000   Illinois Tool Works, Inc. ........................................      410,710        507,000
    20,000   Sherwin-Williams Company..........................................      682,260        792,500
    12,000   Timken Company....................................................      443,930        484,500
                                                                                 -----------   ------------
                                                                                   4,497,676      5,879,125
                                                                                 -----------   ------------
             CONSUMER DURABLES -- 2.4%
    10,000   Briggs & Stratton Company.........................................      318,987        416,250
    12,000   Dana Corporation..................................................      321,180        351,000
     8,000   Echlin, Inc. .....................................................      263,075        292,000
    24,000   Ford Motor Company................................................      659,580        678,000
    20,400   General Motors Corporation........................................      852,573        989,400
    10,000   Maytag Corporation................................................      161,375        203,750
                                                                                 -----------   ------------
                                                                                   2,576,770      2,930,400
                                                                                 -----------   ------------
             CONSUMER NON-DURABLES -- 13.6%
     9,000   Anheuser-Busch Companies, Inc. ...................................      487,850        596,250
    42,000   Archer-Daniels Midland Company....................................      690,745        724,500
    36,000   Coca-Cola Company.................................................    1,762,505      2,727,000
    17,000   Colgate-Palmolive Company.........................................      940,423      1,245,250
    16,000   ConAgra, Inc. ....................................................      502,470        638,000
    34,000   Gillette Company..................................................      950,347      1,763,750
    12,000   Hershey Foods Corporation.........................................      723,690        741,000
    20,000   Kimberly-Clark Corporation........................................    1,112,133      1,537,500
    28,000   PepsiCo, Inc. ....................................................    1,147,610      1,547,000
    20,000   Premark International Inc. .......................................      633,729      1,020,000
    23,000   Procter & Gamble Company..........................................    1,536,072      1,986,625
     7,000   Unilever NV -- New York Shares ADR................................      911,840        930,125
    25,000   Wrigley (WM.) Jr. Company.........................................    1,033,437      1,178,125
                                                                                 -----------   ------------
                                                                                  12,432,851     16,635,125
                                                                                 -----------   ------------
             CONSUMER SERVICES -- 4.2%
     4,500   Capital Cities/ABC, Inc. .........................................      392,215        556,312
    10,000   Dow Jones & Company, Inc. ........................................      371,500        383,750
    17,000   King World Productions, Inc.+ ....................................      609,814        673,625
    39,000   Mattel Inc. ......................................................      609,333      1,092,000
    34,000   Meredith Corporation..............................................      727,775      1,338,750
    17,000   The Walt Disney Company...........................................      939,366      1,022,125
                                                                                 -----------   ------------
                                                                                   3,650,003      5,066,562
                                                                                 -----------   ------------

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
EQUITY FUND
Portfolio of Investments (unaudited) (continued)
November 30, 1995

                                                                                                  VALUE
  SHARES                                                                            COST        (NOTE 2A)
----------                                                                       -----------   ------------
             COMMON STOCKS (CONTINUED)
             ENERGY -- 8.3%
    30,000   Amoco Corporation.................................................  $ 1,683,060   $  2,032,500
    30,000   Chevron Corporation...............................................    1,298,237      1,481,250
    31,300   Exxon Corporation.................................................    1,930,117      2,421,837
     7,000   Halliburton Company...............................................      293,090        303,625
    20,000   Mobil Corporation.................................................    1,363,970      2,087,500
    14,500   Royal Dutch Petroleum Company New York Shares ADR.................    1,692,715      1,861,437
                                                                                 -----------   ------------
                                                                                   8,261,189     10,188,149
                                                                                 -----------   ------------
             FINANCIAL SERVICES -- 12.2%
    19,000   Allstate Corporation..............................................      559,928        779,000
    36,000   American Express Company..........................................    1,090,472      1,530,000
    18,000   American International Group, Inc. ...............................    1,239,802      1,615,500
    16,000   Bank of Boston Corporation........................................      603,920        742,000
    20,000   Bank of New York Company, Inc. ...................................      728,789        942,500
    16,000   BankAmerica Corporation...........................................      848,045      1,018,000
    17,000   Citicorp..........................................................      768,780      1,202,750
    16,000   Federal Home Loan Mortgage Corporation............................      932,630      1,232,000
    11,000   Federal National Mortgage Association.............................      838,738      1,204,500
     9,000   First Interstate Bancorp .........................................      730,947      1,206,000
    14,000   NationsBank Corporation...........................................      713,530        999,250
     5,000   SAFECO Corporation................................................      349,350        355,000
    14,000   SunTrust Banks, Inc. .............................................      801,417        955,500
        90   Transport Holdings, Inc. Class A..................................        2,720          3,533
    18,000   Travelers Group, Inc. ............................................      713,916      1,071,000
                                                                                 -----------   ------------
                                                                                  10,922,984     14,856,533
                                                                                 -----------   ------------
             HEALTH CARE -- 10.5%
    36,000   Abbott Laboratories...............................................    1,097,327      1,462,500
    20,000   Baxter International Inc. ........................................      696,170        840,000
    14,300   Bristol-Myers Squibb Company......................................      945,546      1,147,575
    17,900   Johnson & Johnson Inc. ...........................................    1,046,923      1,550,588
    10,000   Manor Care Inc. ..................................................      280,000        326,250
    35,300   Merck & Company, Inc. ............................................    1,593,889      2,184,188
    16,000   Pfizer Incorporated...............................................      974,669        928,000
    57,000   Schering-Plough Corporation.......................................    1,554,817      3,270,375
    13,000   Warner-Lambert Company............................................      839,035      1,160,250
                                                                                 -----------   ------------
                                                                                   9,028,376     12,869,726
                                                                                 -----------   ------------
             MULTI-INDUSTRY -- 2.7%
    10,000   Allied-Signal, Inc. ..............................................      315,250        472,500
     6,000   Loews Corporation.................................................      704,922        921,000
    17,000   Textron, Inc. ....................................................      975,290      1,302,625
    30,000   Whitman Corporation...............................................      491,125        660,000
                                                                                 -----------   ------------
                                                                                   2,486,587      3,356,125
                                                                                 -----------   ------------

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
EQUITY FUND
Portfolio of Investments (unaudited) (continued)
November 30, 1995

                                                                                                  VALUE
  SHARES                                                                            COST        (NOTE 2A)
----------                                                                       -----------   ------------
             COMMON STOCKS (CONTINUED)
             RAW MATERIALS -- 4.5%
    14,000   Aluminum Company of America.......................................  $   644,930   $    819,000
    12,000   Avery-Dennison Corporation........................................      457,620        571,500
    25,000   Cyprus Amax Minerals Company......................................      729,000        687,500
     7,000   Dow Chemical Company..............................................      506,590        496,125
    17,600   du Pont (E.I.) De Nemours & Company...............................      980,637      1,170,400
    18,000   Ecolab, Inc. .....................................................      358,287        517,500
    15,000   Hercules, Inc. ...................................................      547,300        823,125
    15,000   Praxair Inc. .....................................................      347,875        436,875
                                                                                 -----------   ------------
                                                                                   4,572,239      5,522,025
                                                                                 -----------   ------------
             RETAIL -- 5.2%
    20,000   Circuit City Stores, Inc. ........................................      373,765        580,000
    20,000   J.C. Penney Company, Inc. ........................................      790,950        937,500
    30,000   McDonalds Corporation.............................................      659,075      1,338,750
    14,000   Sears, Roebuck and Company........................................      412,959        551,250
    46,000   Walgreen Company..................................................      946,900      1,339,750
    69,000   Wal-Mart Stores, Inc. ............................................    1,683,092      1,656,000
                                                                                 -----------   ------------
                                                                                   4,866,741      6,403,250
                                                                                 -----------   ------------
             SHELTER -- 1.0%
    20,000   Armstrong World Industries, Inc. .................................      705,625      1,197,500
                                                                                 -----------   ------------
             TECHNOLOGY -- 12.4%
    20,000   Andrew Corporation+...............................................      212,603        865,000
    13,000   Ceridian Corporation+.............................................      412,800        546,000
    25,000   Computer Associates International Inc. ...........................      356,642      1,637,500
    14,000   Hewlett Packard Company...........................................      586,690      1,160,250
    23,000   Intel Corporation.................................................      972,934      1,400,125
    15,800   International Business Machines Corporation.......................    1,290,346      1,526,675
    66,000   Loral Corporation.................................................      816,693      2,235,750
    12,000   Microsoft Corporation+............................................      815,453      1,045,500
    16,000   Motorola, Inc. ...................................................      901,045        980,000
    31,100   Northrop Grumman Corporation......................................    1,070,601      1,912,650
    23,200   Raytheon Company..................................................      556,170      1,032,400
    18,000   Rockwell International Corporation................................      603,100        882,000
                                                                                 -----------   ------------
                                                                                   8,595,077     15,223,850
                                                                                 -----------   ------------
             TRANSPORTATION -- 1.0%
     8,000   Burlington Northern Santa Fe Corporation..........................      547,960        645,000
     7,000   Norfolk Southern Corporation......................................      429,646        551,250
                                                                                 -----------   ------------
                                                                                     977,606      1,196,250
                                                                                 -----------   ------------
             UTILITIES -- 12.0%
    44,200   AT&T Corporation..................................................    2,266,717      2,917,200
    30,000   BellSouth Corporation.............................................      905,300      1,166,250
    30,000   Consolidated Edison Company of New York, Inc. ....................    1,050,562        866,250
    30,000   Detroit Edison Company............................................    1,037,860        978,750
    36,000   Entergy Corporation...............................................    1,316,213      1,003,500

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
EQUITY FUND
Portfolio of Investments (unaudited) (continued)
November 30, 1995

 SHARES/
PRINCIPAL                                                                                         VALUE
  AMOUNT                                                                            COST        (NOTE 2A)
----------                                                                       -----------   ------------
             COMMON STOCKS (CONTINUED)
             UTILITIES (CONTINUED)
    26,000   GTE Corporation...................................................  $   872,558   $  1,108,250
    16,800   MCI Communications Corporation....................................      269,850        449,400
    29,000   Pacific Enterprises...............................................      780,666        775,750
    31,000   SBC Communications, Inc. .........................................    1,093,500      1,674,000
    94,000   Southern Company..................................................    1,805,563      2,150,250
    40,000   Sprint Corporation................................................    1,336,485      1,600,000
                                                                                 -----------   ------------
                                                                                  12,735,274     14,689,600
                                                                                 -----------   ------------
             TOTAL COMMON STOCKS...............................................   88,140,635    118,021,595
                                                                                 -----------   ------------
             U.S. TREASURY OBLIGATIONS -- 3.3%
             U.S. TREASURY BILLS -- 3.3%
$  500,000   12/07/1995........................................................      499,572        499,572
 1,100,000   02/01/1996........................................................    1,090,149      1,089,797
 2,500,000   02/15/1996........................................................    2,472,266      2,471,553
                                                                                 -----------   ------------
             TOTAL U.S. TREASURY OBLIGATIONS...................................    4,061,987      4,060,922
                                                                                 -----------   ------------
             MONEY MARKET FUND -- 0.5%
   529,285   Short-Term Investments Company Treasury Portfolio.................      529,285        529,285
                                                                                 -----------   ------------
             TOTAL INVESTMENTS -- 100.3%.......................................  $92,731,907    122,611,802
                                                                                 ============
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)................................       (308,202)
                                                                                               ------------
             NET ASSETS -- 100.0%...........................................................   $122,303,600
                                                                                               =============

---------------

   + Non-income producing security.
   * The cost of securities for Federal income tax purposes is $92,741,459; (see Note 7).

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Portfolio of Investments (unaudited)
November 30, 1995

                                                                                                   VALUE
  SHARES                                                                           COST          (NOTE 2A)
----------                                                                      -----------     -----------
              COMMON STOCKS -- 95.4%
              AEROSPACE/DEFENSE -- 1.4%
    22,900    Precision Castparts Corporation...............................    $   549,551     $   824,400
                                                                                -----------     -----------
              AUTO PARTS -- 1.4%
    28,000    Kaydon Corporation............................................        787,360         833,000
                                                                                -----------     -----------
              BANKING -- 1.6%
     6,000    Fifth Third Bancorp...........................................        417,000         438,750
    11,000    State Street Boston Corporation...............................        346,445         495,000
                                                                                -----------     -----------
                                                                                    763,445         933,750
                                                                                -----------     -----------
              BUILDING MATERIALS -- 1.0%
    10,000    Vulcan Materials Company......................................        526,580         567,500
                                                                                -----------     -----------
              BUSINESS EQUIPMENT & SERVICES -- 2.6%
    28,500    Comdisco, Inc. ...............................................        598,323         965,437
    28,300    Rollins, Inc. ................................................        768,272         587,225
                                                                                -----------     -----------
                                                                                  1,366,595       1,552,662
                                                                                -----------     -----------
              CAPITAL GOODS -- 2.8%
    40,000    American Power Conversion Corporation+........................        609,250         425,000
    24,000    Kennametal Inc. ..............................................        822,997         891,750
     5,000    Parametric Technology Company.................................        340,000         353,750
                                                                                -----------     -----------
                                                                                  1,772,247       1,670,500
                                                                                -----------     -----------
              CHEMICALS -- 1.8%
    20,000    Crompton & Knowles Corporation................................        280,986         260,000
    10,700    Olin Corporation..............................................        542,040         813,200
                                                                                -----------     -----------
                                                                                    823,026       1,073,200
                                                                                -----------     -----------
              COMMERCIAL SERVICES -- 1.7%
    27,100    Reynolds & Reynolds Company...................................        655,312       1,033,188
                                                                                -----------     -----------
              COMPUTER EQUIPMENT -- 4.5%
    15,000    Bay Networks, Inc. ...........................................        720,000         675,000
    20,000    Dell Computer Corporation.....................................        270,000         885,000
    60,000    Quantum Corporation...........................................      1,031,875       1,125,000
                                                                                -----------     -----------
                                                                                  2,021,875       2,685,000
                                                                                -----------     -----------
              COMPUTER SOFTWARE -- 2.6%
    15,000    BMC Software, Inc. ...........................................        346,425         633,750
    25,500    Cadence Design System, Inc. ..................................        299,795         918,000
                                                                                -----------     -----------
                                                                                    646,220       1,551,750
                                                                                -----------     -----------
              CONSUMER DURABLES -- 0.5%
    10,200    Harley-Davidson, Inc. ........................................        247,595         283,050
                                                                                -----------     -----------

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Portfolio of Investments (unaudited) (continued)
November 30, 1995

                                                                                                   VALUE
  SHARES                                                                           COST          (NOTE 2A)
----------                                                                      -----------     -----------
              COMMON STOCKS (CONTINUED)
              CONSUMER NON-DURABLES -- 5.3%
    30,900    Coca-Cola Enterprises, Inc. ..................................    $   545,711     $   896,100
    15,900    IBP, Inc. ....................................................        403,516         993,750
    22,033    Lancaster Colony Corporation..................................        755,447         765,647
    42,000    Michael Foods, Inc. ..........................................        451,985         483,000
                                                                                -----------     -----------
                                                                                  2,156,659       3,138,497
                                                                                -----------     -----------
              CONSUMER SERVICES -- 1.7%
    19,000    Banta Corporation.............................................        688,247         831,250
     7,400    TCA Cable TV, Inc. ...........................................        185,433         209,975
                                                                                -----------     -----------
                                                                                    873,680       1,041,225
                                                                                -----------     -----------
              DRUGS -- 1.9%
    48,000    Mylan Labs....................................................        961,545       1,122,000
                                                                                -----------     -----------
              ELECTRICAL EQUIPMENT -- 1.3%
    20,000    Ametek, Inc...................................................        337,960         352,500
    13,800    Cirrus Logic, Inc.............................................        256,975         400,200
                                                                                -----------     -----------
                                                                                    594,935         752,700
                                                                                -----------     -----------
              ELECTRONICS -- 1.9%
    15,000    Arrow Electronics.............................................        761,175         699,375
    10,000    Cypress Semiconductor Corporation.............................        161,200         156,250
    10,000    Teradyne, Inc. ...............................................        305,575         261,250
                                                                                -----------     -----------
                                                                                  1,227,950       1,116,875
                                                                                -----------     -----------
              ENERGY -- 1.7%
    40,000    Smith International, Inc.+....................................        405,926         675,000
     9,200    Tosco Corporation.............................................        307,004         350,750
                                                                                -----------     -----------
                                                                                    712,930       1,025,750
                                                                                -----------     -----------
              ENTERTAINMENT -- 0.9%
    15,000    Mirage Resorts+...............................................        369,249         508,125
                                                                                -----------     -----------
              FINANCIAL SERVICES -- 10.8%
    24,800    AFLAC, Inc. ..................................................        807,817       1,010,600
    49,106    Bear Stearns Companies, Inc. .................................        982,217       1,068,056
    28,000    Comerica Inc. ................................................        912,860       1,046,500
    10,900    Crestar Financial Corporation.................................        494,693         664,900
    32,400    Edwards (A.G.), Inc. .........................................        766,326         874,800
    18,800    First Security Corporation....................................        538,004         653,300
    15,000    Franklin Resources, Inc. .....................................        633,177         793,125
    12,000    Green Tree Financial Corporation..............................        234,470         339,000
                                                                                -----------     -----------
                                                                                  5,369,564       6,450,281
                                                                                -----------     -----------

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Portfolio of Investments (unaudited) (continued)
November 30, 1995

                                                                                                   VALUE
  SHARES                                                                           COST          (NOTE 2A)
----------                                                                      -----------     -----------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE -- 5.5%
    30,000    Beckman Instruments, Inc. ....................................    $   829,592     $ 1,046,250
     1,000    Cardinal Health, Inc. ........................................         54,745          54,000
     3,200    Cordis Corporation+...........................................        149,314         339,200
    21,900    Datascope Corporation+........................................        352,432         558,450
    25,000    Healthcare COMPARE Corporation+...............................        677,500         978,125
     6,000    Stryker Corporation...........................................        195,632         321,000
                                                                                -----------     -----------
                                                                                  2,259,215       3,297,025
                                                                                -----------     -----------
              INSURANCE -- 2.4%
     5,000    American Finance Group, Inc. .................................        153,265         150,000
    10,000    Aon Corporation...............................................        418,700         471,250
    17,550    Mercantile Bancorporation.....................................        548,123         805,106
                                                                                -----------     -----------
                                                                                  1,120,088       1,426,356
                                                                                -----------     -----------
              MANUFACTURING -- 2.3%
    30,000    Callaway Golf.................................................        486,450         596,250
    32,000    Leggett & Platt Inc. .........................................        605,150         772,000
                                                                                -----------     -----------
                                                                                  1,091,600       1,368,250
                                                                                -----------     -----------
              METALS -- 1.0%
     8,100    Brush Wellman, Inc. ..........................................        134,104         141,750
    16,200    Hanna (M.A.) Company..........................................        412,316         435,375
                                                                                -----------     -----------
                                                                                    546,420         577,125
                                                                                -----------     -----------
              MISCELLANEOUS -- 0.9%
    17,600    Danaher Corporation...........................................        334,097         541,200
                                                                                -----------     -----------
              PHARMACEUTICALS -- 0.4%
     4,000    Cardinal Health, Inc. ........................................        215,480         216,000
                                                                                -----------     -----------
              PUBLISHING & PRINTING -- 1.2%
    20,000    Belo (A.H.) Corporation -- Com Series A.......................        535,650         712,500
       500    Media General, Inc. Class A...................................         12,538          15,250
                                                                                -----------     -----------
                                                                                    548,188         727,750
                                                                                -----------     -----------
              RAW MATERIALS -- 1.8%
    20,000    Cleveland-Cliffs, Inc. .......................................        780,353         782,500
    11,000    Diamond Shamrock, Inc. .......................................        309,067         276,375
                                                                                -----------     -----------
                                                                                  1,089,420       1,058,875
                                                                                -----------     -----------
              RETAIL -- 4.3%
    20,000    Dollar General Corporation....................................        364,191         542,500
    22,800    Hannaford Brothers Company....................................        522,029         547,200
    50,000    Mac Frugals Bargains Close-Outs, Inc.+ .......................        753,000         656,250
    45,000    Waban, Inc.+ .................................................        691,025         832,500
                                                                                -----------     -----------
                                                                                  2,330,245       2,578,450
                                                                                -----------     -----------

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Portfolio of Investments (unaudited) (continued)
November 30, 1995

                                                                                                   VALUE
  SHARES                                                                           COST          (NOTE 2A)
----------                                                                      -----------     -----------
              COMMON STOCKS (CONTINUED)
              RETAIL -- SPECIALTY LINE -- 0.8%
    18,000    Staples, Inc.+................................................    $   271,000     $   459,000
                                                                                -----------     -----------
              SHELTER -- 1.8%
    38,000    Clayton Homes, Inc............................................        677,882       1,064,000
                                                                                -----------     -----------
              TECHNOLOGY -- 4.6%
    59,000    EMC Corporation+..............................................      1,099,249       1,054,625
    18,000    Seagate Technology, Inc. .....................................        795,035         949,500
       900    Thiokol Corporation...........................................         25,195          30,488
    15,000    Varian Associates, Inc. ......................................        536,426         720,000
                                                                                -----------     -----------
                                                                                  2,455,905       2,754,613
                                                                                -----------     -----------
              TELECOMMUNICATIONS -- 1.8%
    25,000    Equifax, Inc. ................................................        726,080       1,046,875
                                                                                -----------     -----------
              TRANSPORTATION -- 3.7%
    26,000    Illinois Central Corporation..................................        917,620       1,053,000
    12,000    PHH Corporation...............................................        486,189         549,000
    20,000    Tidewater Corporation.........................................        537,400         572,500
                                                                                -----------     -----------
                                                                                  1,941,209       2,174,500
                                                                                -----------     -----------
              UTILITIES -- 15.5%
    23,400    Central Louisiana Electric....................................        554,804         599,625
    11,000    Century Telephone Enterprises.................................        295,482         343,750
    30,000    CMS Energy Corporation........................................        700,959         817,500
    32,900    Delmarva Power & Light Company................................        683,818         732,025
    30,000    Illinova Corporation..........................................        735,100         851,250
    34,000    MCN Corporation...............................................        648,259         739,500
    13,671    MidAmerican Energy Company....................................        212,691         227,280
    20,800    New England Electric System...................................        736,446         811,200
    23,000    NIPSCO Industries, Inc. ......................................        700,071         851,000
    18,800    Oklahoma Gas & Electric Company...............................        656,967         761,400
    20,000    Pinnacle West Capital.........................................        418,000         545,000
    31,500    Portland General Corporation..................................        574,350         889,875
    19,400    SCANA Corporation.............................................        444,326         523,800
    16,900    WorldCom, Inc. ...............................................        540,425         549,250
                                                                                -----------     -----------
                                                                                  7,901,698       9,242,455
                                                                                -----------     -----------
              TOTAL COMMON STOCKS...........................................     45,934,845      56,695,927
                                                                                -----------     -----------

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
MID CAP GROWTH FUND
Portfolio of Investments (unaudited) (continued)
November 30, 1995

 SHARES/
PRINCIPAL                                                                                          VALUE
  AMOUNT                                                                           COST          (NOTE 2A)
----------                                                                      -----------     -----------
              U.S. TREASURY OBLIGATIONS -- 3.3%
              U.S. TREASURY BILLS -- 3.3%
$2,000,000    01/18/1996....................................................    $ 1,986,053     $ 1,986,053
                                                                                -----------     -----------
              MONEY MARKET FUND -- 1.7%
 1,006,702    Short-Term Investments Company Treasury Portfolio.............      1,006,702       1,006,702
                                                                                -----------     -----------
              TOTAL INVESTMENTS -- 100.4%...................................    $48,927,600*     59,688,682
                                                                                ============
              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)..............................        (265,670)
                                                                                                -----------
              NET ASSETS -- 100.0%.........................................................     $59,423,012
                                                                                                ============

---------------
+ Non-income producing security.

* The cost of securities for Federal income tax purposes is $48,927,885; (see
Note 7).

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
Footnotes to Portfolios
November 30, 1995

** CREDIT RATINGS GIVEN BY RATING AGENCIES ARE EXPLAINED BELOW.

                                    STANDARD
                  MOODY'S               &
                 INVESTORS           POOR'S
               SERVICE, INC.          CORP.
               --------------       ---------
                    P-1                A-1       Short-term instruments of the highest quality.
                    Aaa                AAA       Instrument judged to be of the highest quality and
                                                 carrying the smallest amount of investment risk.
                     NR                NR        Not Rated. In the opinion of the Investment
                                                 Advisor, instrument judged to be of comparable
                                                 investment quality to rated securities which may
                                                 be purchased by the Funds.

Items which possess the strongest investment attributes of their category are given that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

INVESTMENT PERCENTAGES SHOWN ARE CALCULATED AS A PERCENTAGE OF NET ASSETS.

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST

Statement of Assets and Liabilities (unaudited)
November 30, 1995

                                                            MONEY          SHORT TERM       INTERMEDIATE
                                                            MARKET         GOVERNMENT      TERM GOVERNMENT
                                                             FUND         INCOME FUND        INCOME FUND
                                                         ------------     ------------     ---------------
ASSETS:
  Investments in securities, at value (Note 2A)........  $381,106,127     $106,166,680       $78,126,683
    (Identified cost: $381,106,127, $104,703,596 and
      $75,637,368, respectively)
  Repurchase Agreements, at value (Note 6).............    22,500,000               --                --
    (Identified cost: $22,500,000)
  Cash.................................................            --        1,191,718             1,907
  Receivables:
    Fund shares sold...................................            --            1,512             8,795
    Dividends and interest.............................       359,382        1,017,290         1,272,025
  Other assets.........................................        12,298            3,871             2,438
  Unamortized organization expenses (Note 2F)..........        27,382           16,255            16,255
                                                         ------------     ------------       -----------
      Total Assets.....................................   404,005,189      108,397,326        79,428,103
                                                         ------------     ------------       -----------
LIABILITIES:
  Payables:
    Advisory fee (Note 3)..............................        29,626           35,247            28,895
    Administrative fee (Note 4)........................        17,906           13,261             9,632
    Custodian fee (Note 5).............................        12,374            3,536             2,568
    Fund accounting fees (Note 5)......................         2,509            3,988             5,089
    Organization fees to Administrator.................        28,733               --                --
    Investment securities purchased....................     3,000,000               --                --
    Fund shares redeemed...............................            --          537,334           329,549
    Dividends..........................................     1,707,594          484,992           350,944
  Other accrued expenses...............................       378,584          155,553            70,485
                                                         ------------     ------------       -----------
      Total Liabilities................................     5,177,326        1,233,911           797,162
                                                         ------------     ------------       -----------
         NET ASSETS....................................  $398,827,863     $107,163,415       $78,630,941
                                                         ============     ============       ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest outstanding (Par value
    of $.001 per share); unlimited number of shares
    authorized.........................................  $    398,828     $     10,831       $     7,602
  Additional paid-in capital...........................   398,429,035      108,734,620        80,725,405
  Accumulated net realized (loss) on investments.......            --       (3,045,120)       (4,591,381)
  Net unrealized appreciation on investments...........            --        1,463,084         2,489,315
                                                         ------------     ------------       -----------
                                                         $398,827,863     $107,163,415       $78,630,941
                                                         ============     ============       ===========
SHARES OF BENEFICIAL INTEREST:
  INSTITUTIONAL CLASS:
    Shares of beneficial interest outstanding..........   393,355,253       10,750,569         7,273,043
                                                         ============     ============       ===========
    Net asset value per share outstanding..............         $1.00            $9.89            $10.34
                                                                =====            =====            ======
  CONSUMER SERVICE CLASS:
    Shares of beneficial interest outstanding..........     5,472,610           80,075           328,556
                                                         ============     ============       ===========
    Net asset value per share outstanding..............         $1.00            $9.89            $10.34
                                                                =====            =====            ======
    Maximum offering price per share
    ($1.00/1.000, $9.89/1.000 and $10.34/.980,
      respectively)....................................         $1.00            $9.89            $10.55
                                                                =====            =====            ======

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST

November 30, 1995

                                                                                                MID CAP
                                                                                EQUITY          GROWTH
                                                                                 FUND            FUND
                                                                             ------------     -----------
ASSETS:
  Investments in securities, at value (Note 2A)............................  $122,611,802     $59,688,682
    (Identified cost: $92,731,907 and $48,927,600, respectively)
  Cash.....................................................................       571,028          70,272
  Receivables:
    Investment securities sold.............................................            --         410,118
    Fund shares sold.......................................................        11,138             760
    Dividends and interest.................................................       345,297          65,819
  Other assets.............................................................         2,712           6,050
  Unamortized organization expenses (Note 2F)..............................        16,255          31,319
                                                                             ------------     -----------
      Total Assets.........................................................   123,558,232      60,273,020
                                                                             ------------     -----------
LIABILITIES:
  Payables:
    Advisory fee (Note 3)..................................................        49,653          28,568
    Administrative fee (Note 4)............................................        14,896           7,142
    Custodian fee (Note 5).................................................         3,972           1,904
    Fund accounting fees (Note 5)..........................................            --           3,529
    Organization fees to Administrator.....................................            --          45,105
    Investment securities purchased........................................            --         215,945
    Fund shares redeemed...................................................       828,730         426,785
    Dividends..............................................................       305,958          62,170
  Other accrued expenses...................................................        51,423          58,860
                                                                             ------------     -----------
    Total Liabilities......................................................     1,254,632         850,008
                                                                             ------------     -----------
         NET ASSETS........................................................  $122,303,600     $59,423,012
                                                                             =============    ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest outstanding (Par value of $.001 per share);
    unlimited number of shares authorized..................................         8,572           4,612
  Additional paid-in capital...............................................    87,995,481      46,452,472
  Undistributed net investment income......................................        60,435             487
  Accumulated net realized gain on investments.............................     4,359,217       2,204,359
  Net unrealized appreciation on investments...............................    29,879,895      10,761,082
                                                                             ------------     -----------
                                                                             $122,303,600     $59,423,012
                                                                             =============    ============
SHARES OF BENEFICIAL INTEREST:
  INSTITUTIONAL CLASS:
    Shares of beneficial interest outstanding..............................     8,161,665       4,581,545
                                                                             =============    ============
    Net asset value per share outstanding..................................        $14.27          $12.89
                                                                                   ======          ======
  CONSUMER SERVICE CLASS:
    Shares of beneficial interest outstanding..............................       410,286          30,387
                                                                             =============    ============
    Net asset value per share outstanding..................................        $14.27          $12.89
                                                                                   ======          ======
    Maximum offering price per share ($14.27/.953 and $12.89/.953,
     respectively).........................................................        $14.97          $13.53
                                                                                   ======          ======

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
Statement of Operations (unaudited)
For the Six Months Ended November 30, 1995

                                                              MONEY         SHORT TERM       INTERMEDIATE
                                                              MARKET        GOVERNMENT      TERM GOVERNMENT
                                                               FUND         INCOME FUND       INCOME FUND
                                                           ------------     -----------     ---------------
INCOME:
  Interest...............................................   $9,864,679      $3,705,538        $ 2,566,063
                                                            ----------      ----------         ----------
EXPENSES:
  Advisory (Note 3)......................................      505,388         233,140            200,781
  Administrative services (Note 4).......................      252,694          87,427             60,234
  Custodian (Note 5).....................................       67,384          23,314             16,063
  Fund accounting (Note 5)...............................       15,001          19,019             19,982
  Audit..................................................       11,000          13,350             13,350
  Shareholder services (Note 5)..........................        6,065           7,227              4,176
  Legal..................................................        7,499           7,500              7,499
  Distribution -- Consumer Service Class only (Note 4)...        5,155           1,008              4,093
  Reports to shareholders................................       23,079           7,985              5,502
  Registration...........................................        7,499           7,500              7,500
  Trustees' fees and expenses............................        1,200           1,201              1,201
  Amortization of organization expenses (Note 2F)........        5,348           3,797              3,797
  Miscellaneous..........................................       11,853           3,908              2,701
                                                            ----------      ----------         ----------
    Total expenses before waivers........................      919,165         416,376            346,879
    Less: Expenses waived by Advisor and Administrator
      (Notes 3 and 4)....................................     (511,135)         (4,795)           (20,079)
                                                            ----------      ----------         ----------
    Net expenses.........................................      408,030         411,581            326,800
                                                            ----------      ----------         ----------
  NET INVESTMENT INCOME..................................    9,456,649       3,293,957          2,239,263
                                                            ----------      ----------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investment transactions...........           --         733,268          2,294,975
  Net change in unrealized depreciation of investments...           --        (185,028)          (269,526)
                                                            ----------      ----------         ----------
  Net realized and unrealized gain on investments........           --         548,240          2,025,449
                                                            ----------      ----------         ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........   $9,456,649      $3,842,197        $ 4,264,712
                                                            ==========      ==========         ==========

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
Statement of Operations (unaudited) (continued)
For the Six Months Ended November 30, 1995

                                                                                                MID CAP
                                                                                 EQUITY          GROWTH
                                                                                  FUND            FUND
                                                                               -----------     ----------
INCOME:
  Dividends..................................................................  $ 1,275,463     $  474,362
  Interest...................................................................      191,331        100,457
                                                                               -----------     ----------
                                                                                 1,466,794        574,819
                                                                               -----------     ----------
EXPENSES:
  Advisory (Note 3)..........................................................      342,550        206,683
  Administrative services (Note 4)...........................................       85,638         41,337
  Custodian (Note 5).........................................................       22,837         11,023
  Fund accounting (Note 5)...................................................       16,882         18,216
  Audit......................................................................       13,350         12,100
  Shareholder services (Note 5)..............................................        8,336          4,051
  Legal......................................................................        7,499          7,499
  Distribution -- Consumer Service Class only (Note 4).......................        6,992            428
  Reports to shareholders....................................................        7,822          3,776
  Registration...............................................................        7,499          7,499
  Trustees' fees and expenses................................................        1,201          1,200
  Amortization of organization expenses (Note 2F)............................        3,797          4,787
  Miscellaneous..............................................................        2,867          3,135
                                                                               -----------     ----------
    Total expenses before waivers............................................      527,270        321,734
    Less: Expenses waived by Advisor (Note 3)................................      (57,093)       (41,337)
                                                                               -----------     ----------
    Net expenses.............................................................      470,177        280,397
                                                                               -----------     ----------
  NET INVESTMENT INCOME......................................................      996,617        294,422
                                                                               -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investment transactions...............................      926,651      2,006,252
  Net change in unrealized appreciation of investments.......................   14,094,298      5,983,222
                                                                               -----------     ----------
  Net realized and unrealized gain on investments............................   15,020,949      7,989,474
                                                                               -----------     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................  $16,017,566     $8,283,896
                                                                               ===========     ==========

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
Statement of Changes in Net Assets (unaudited)

                                                               SHORT TERM GOVERNMENT              INTERMEDIATE TERM GOVERNMENT
                           MONEY MARKET FUND                        INCOME FUND                           INCOME FUND
                   ----------------------------------    ----------------------------------    ----------------------------------
                   SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                   NOVEMBER 30, 1995    MAY 31, 1995     NOVEMBER 30, 1995     MAY 31, 1995    NOVEMBER 30, 1995     MAY 31, 1995
                   -----------------    -------------    ------------------    ------------    ------------------    ------------
INCREASE
 (DECREASE) IN NET
 ASSETS:
 Operations:
   Net investment
     income.......   $   9,456,649      $  11,249,408       $  3,293,957       $  5,743,068       $  2,239,263       $  9,026,136
   Net realized
     gain (loss)
     on investment
     transactions...              --                 --            733,268         (3,214,925)         2,294,975       (5,749,778)
   Net change in
     unrealized
     appreciation
    (depreciation)
     of
    investments...              --                 --           (185,028)         3,945,766           (269,526)         7,962,756
                      ------------       ------------       ------------       ------------        -----------       ------------
   Increase in net
     assets
     resulting
     from
     operations...       9,456,649         11,249,408          3,842,197          6,473,909          4,264,712         11,239,114
                      ------------       ------------       ------------       ------------        -----------       ------------
 Distributions to
   shareholders
   from:
   Net investment
     income:
     Institutional
       Class......      (9,346,152)       (11,131,901)        (3,272,249)        (5,704,534)        (2,151,737)        (8,824,901)
     Consumer
       Service
       Class......        (110,497)          (117,507)           (21,708)           (38,534)           (87,526)          (201,235)
                      ------------       ------------       ------------       ------------        -----------       ------------
                        (9,456,649)       (11,249,408)        (3,293,957)        (5,743,068)        (2,239,263)        (9,026,136)
                      ------------       ------------       ------------       ------------        -----------       ------------
 Distributions in
   excess of net
   realized gain
   on investment
   transactions:
     Institutional
       Class......              --                 --                 --            (26,379)                --           (102,503)
     Consumer
       Service
       Class......              --                 --                 --               (196)                --             (2,428)
                      ------------       ------------       ------------       ------------        -----------       ------------
                                --                 --                 --            (26,575)                --           (104,931)
                      ------------       ------------       ------------       ------------        -----------       ------------
     Total
     Distributions
       to
       shareholders...  (9,456,649)       (11,249,408)        (3,293,957)        (5,769,643)        (2,239,263)        (9,131,067)
                      ------------       ------------       ------------       ------------        -----------       ------------
 Transactions in
   Shares of
   Beneficial
   Interest:
   Proceeds from
     sales of
     shares:
     Institutional
       Class......     365,640,380        626,979,875         24,759,462         19,439,110          3,634,700         27,880,759
     Consumer
       Service
       Class......       3,406,103          4,812,781            142,862            247,413            149,329            308,668
                      ------------       ------------       ------------       ------------        -----------       ------------
                       369,046,483        631,792,656         24,902,324         19,686,523          3,784,029         28,189,427
                      ------------       ------------       ------------       ------------        -----------       ------------
   Net asset value
     of shares
     issued to
     shareholders
     in
     reinvestment
     of
     distributions:
     Institutional
       Class......           9,015              3,004          2,334,046          4,049,439          1,354,155          6,212,607
     Consumer
       Service
       Class......         104,169             99,869             19,589             33,783             74,345            175,944
                      ------------       ------------       ------------       ------------        -----------       ------------
                           113,184            102,873          2,353,635          4,083,222          1,428,500          6,388,551
                      ------------       ------------       ------------       ------------        -----------       ------------
   Cost of shares
     redeemed:
     Institutional
       Class......    (297,236,364)      (441,197,526)       (25,996,999)       (31,115,767)       (39,758,038)       (86,496,524)
     Consumer
       Service
       Class......      (1,601,734)        (2,146,089)          (112,753)          (200,738)          (125,830)          (716,596)
                      ------------       ------------       ------------       ------------        -----------       ------------
                      (298,838,098)      (443,343,615)       (26,109,752)       (31,316,505)       (39,883,868)       (87,213,120)
                      ------------       ------------       ------------       ------------        -----------       ------------
     Increase
       (decrease)
       in net
       assets
       derived
       from
       transactions
       in shares
       of
       beneficial
       interest...      70,321,569        188,551,914          1,146,207         (7,546,760)       (34,671,339)       (52,635,142)
                      ------------       ------------       ------------       ------------        -----------       ------------
 Net increase
   (decrease) in
   net assets.....      70,321,569        188,551,914          1,694,447         (6,842,494)       (32,645,890)       (50,527,095)
NET ASSETS:
 Beginning of
   Period.........     328,506,294        139,954,380        105,468,968        112,311,462        111,276,831        161,803,926
                      ------------       ------------       ------------       ------------        -----------       ------------
 End of Period....   $ 398,827,863      $ 328,506,294       $107,163,415       $105,468,968       $ 78,630,941       $111,276,831
                      ============       ============       ============       ============        ===========       ============

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
Statement of Changes in Net Assets (unaudited) (continued)

                                                      EQUITY FUND                       MID CAP GROWTH FUND
                                           ---------------------------------     ---------------------------------
                                           SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                           NOVEMBER 30, 1995    MAY 31, 1995     NOVEMBER 30, 1995    MAY 31, 1995
                                           -----------------    ------------     -----------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net Investment Income.................   $     996,617      $  2,047,623        $   294,422       $   556,540
    Net realized gain on investment
      transactions........................         926,651         3,438,029          2,006,252           324,379
    Net change in unrealized appreciation
      of investments......................      14,094,298         7,809,717          5,983,222         5,915,088
                                              ------------      ------------        -----------       -----------
    Increase in net assets resulting from
      operations..........................      16,017,566        13,295,369          8,283,896         6,796,007
                                              ------------      ------------        -----------       -----------
  Distributions to shareholders from:
    Net investment income:
      Institutional Class.................        (954,722)       (1,896,312)          (292,742)         (554,616)
      Consumer Service Class..............         (41,780)          (91,025)            (1,442)           (1,942)
                                              ------------      ------------        -----------       -----------
                                                  (996,502)       (1,987,337)          (294,184)         (556,558)
                                              ------------      ------------        -----------       -----------
    Net realized gain on investment
      transactions:
      Institutional Class.................              --        (1,877,664)                --                --
      Consumer Service Class..............              --          (104,545)                --                --
                                              ------------      ------------        -----------       -----------
                                                        --        (1,982,209)                --                --
                                              ------------      ------------        -----------       -----------
                                                        --                --                 --                --
                                              ------------      ------------        -----------       -----------
      Total Distributions to
         shareholders.....................        (996,502)       (3,969,546)          (294,184)         (556,558)
                                              ------------      ------------        -----------       -----------
  Transactions in Shares of Beneficial
    Interest:
    Proceeds from sales of shares:
      Institutional Class.................      13,628,688        19,561,997         10,347,303        16,003,598
      Consumer Service Class..............         220,083           816,772             69,555           208,948
                                              ------------      ------------        -----------       -----------
                                                13,848,771        20,378,769         10,416,858        16,212,546
                                              ------------      ------------        -----------       -----------
    Net asset value of shares issued to
      shareholders in reinvestment of
      distributions:
      Institutional Class.................         772,410         2,947,905            246,052           517,800
      Consumer Service Class..............          42,853           194,537              1,335             1,756
                                              ------------      ------------        -----------       -----------
                                                   815,263         3,142,442            247,387           519,556
                                              ------------      ------------        -----------       -----------
    Cost of shares redeemed:
      Institutional Class.................     (12,346,379)      (25,216,828)        (7,570,708)       (8,437,505)
      Consumer Service Class..............        (378,741)       (1,556,853)            (4,794)           (4,000)
                                              ------------      ------------        -----------       -----------
                                               (12,725,120)      (26,773,681)        (7,575,502)       (8,441,505)
                                              ------------      ------------        -----------       -----------
      Increase (decrease) in net assets
         derived from transactions in
         shares of beneficial interest....       1,938,914        (3,252,470)         3,088,743         8,290,597
                                              ------------      ------------        -----------       -----------
  Net increase in net assets..............      16,959,978         6,073,353         11,078,455        14,530,046
NET ASSETS:
  Beginning of Period.....................     105,343,622        99,270,269         48,344,557        33,814,511
                                              ------------      ------------        -----------       -----------
  End of Period...........................   $ 122,303,600      $105,343,622        $59,423,012       $48,344,557
                                              ============      ============        ===========       ===========
Undistributed net investment income.......   $      60,435      $     60,320        $       487       $       249
                                              ============      ============        ===========       ===========

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (unaudited) -- November 30, 1995
     1. Description and Organization. Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of six separate portfolios: The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Equity Fund, The Mid Cap Growth Fund and The U.S. Treasury Money Market Fund (collectively, the "Funds"), each with two (2) classes of shares, the Institutional Class (offered only to certain institutional investors) and the Consumer Service Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the Consumer Service Class shares bear the expenses incurred in the distribution and marketing of such shares. In addition, the Consumer Service Class shares are subject to a sales load in all Funds except The Money Market Fund. (For the six months ended November 30, 1995, The Short Term Government Income Fund had reduced its sales load to 0%.) Currently, five of the portfolios are active and one, The U.S. Treasury Money Market Fund, has not commenced operations. Prior to June 1, 1992 (commencement of operations), the Funds had no operations, other than organizational matters, except for the sale to Furman Selz LLC ("Furman Selz"), the Sponsor, of shares of beneficial interest representing the initial capital of the Funds. In the event that any of the initial shares of the Funds owned by Furman Selz are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     2. Significant Accounting Policies. The following is a summary of significant accounting policies followed by the Funds:

          A. Security Valuation. Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken for the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. The Money Market Fund values investments at amortized cost, which approximates market value. Short term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity at purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

          B. Investment Transactions and Income. Transactions are recorded on the trade date. Identified cost of investments sold is used to calculate gain and loss on sales for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Dividends are recorded on the ex-dividend date.

          C. Determination of net asset value and calculation of expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by and charged to the Consumer Service Class shares of each Fund based on net assets of that class.

          D. Federal Income Taxes. It is the Funds' policy to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all taxable income earned during their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for income or excise tax is required.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (unaudited) (continued) -- November 30, 1995

          E. Distributions to Shareholders. The Money Market, The Short Term Government Income and The Intermediate Term Government Income Funds declare dividends of substantially all of their net investment income daily and pay those dividends monthly. The Equity and The Mid Cap Growth Funds declare and pay as a dividend substantially all of their net investment income each month. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. The Funds record all distributions on the ex-date.

          Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and Federal income tax (tax) purposes (temporary differences). To the extent that distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "Excess distributions" are reflected in the accompanying financial statements.

          F. Organization Expenses. Costs incurred in connection with the organization and initial registration of each Fund have been deferred and are being amortized over a sixty month period beginning with each Fund's commencement of operations.

     3. Advisor. The Funds have entered into an Advisory Contract with Trustmark National Bank ("Trustmark"). Under the Advisory Contract, Trustmark is responsible for managing the investments of the Funds and for continually reviewing, supervising and administering the Funds' investments. For the advisory services it provides to the Funds, Trustmark is entitled to receive monthly fees, based on average daily net assets, at up to the following annual rates: The Money Market Fund, 0.30%; The Short Term Government Income Fund, 0.40%; The Intermediate Term Government Income Fund, 0.50%; The Equity Fund, 0.60%; and The Mid Cap Growth Fund, 0.75%.

     For the six months ended November 30, 1995, Trustmark was entitled to and waived advisory fees as listed below:

                                                                  TRUSTMARK     TRUSTMARK
                                                                  ENTITLED       WAIVED
                                                                  ---------     ---------
       The Money Market Fund....................................  $505,388      $355,227
       The Short Term Government Income Fund....................   233,140         4,795
       The Intermediate Term Government Income Fund.............   200,781        20,079
       The Equity Fund..........................................   342,550        57,093
       The Mid Cap Growth Fund..................................   206,683        41,337

     4. Administrator and Sponsor. The Funds have entered into an Administrative Services Contract with Furman Selz (the "Administrator").

     Under the Administrative Services Contract, Furman Selz supplies office space and facilities, prepares reports to shareholders of the Funds, and performs administrative services necessary for the operation of the Funds. For these services, Furman Selz is paid a monthly fee at the annual rate of 0.15% of the average daily net assets of each Fund.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (unaudited) (continued) -- November 30, 1995

     For the six months ended November 30, 1995, Furman Selz was entitled to and waived administrative fees as listed below:

                                                              FURMAN SELZ     FURMAN SELZ
                                                               ENTITLED         WAIVED
                                                              -----------     -----------
       The Money Market Fund................................   $ 252,694       $ 155,908
       The Short Term Government Income Fund................      87,427              --
       The Intermediate Term Government Income Fund.........      60,234              --
       The Equity Fund......................................      85,638              --
       The Mid Cap Growth Fund..............................      41,337              --

     Under a Distribution Plan adopted by the Funds under Rule 12b-1 of the 1940 Act, each Fund may, with respect to its Consumer Service Class, reimburse Performance Funds Distributor, Inc. (the "Distributor") monthly (subject to a limit of 0.35% per annum of the average daily net assets of each Fund) for costs and expenses of the Distributor in connection with the distribution of Fund shares of the Consumer Service Class. No such fees will be paid by the Institutional Class.

     For the six months ended November 30, 1995, the actual fee payable amounted to 0.25% per annum of the average daily net assets of each Fund's Consumer Service Class.

     5. Other Transactions with Affiliates. Pursuant to a Fund Accounting Agreement between the Trust and the Administrator, the Administrator assists the Trust in calculating net asset values and provides certain other accounting services for each Fund, described therein, for an annual fee of $30,000 per Fund plus out of pocket expenses.

     The Funds retain Furman Selz as transfer agent. Furman Selz provides personnel necessary to perform shareholder servicing functions. Pursuant to a Shareholder Servicing Agreement between the Trust and the Administrator, Furman Selz receives a fee of $15.00 per account, per year, and reimbursement for certain expenses.

     For the six months ended November 30, 1995, Furman Selz earned the following fees for the performance of shareholder servicing and fund accounting services:

      The Money Market Fund...............................................    $15,864
      The Short Term Government Income Fund...............................     16,190
      The Intermediate Term Government Income Fund........................     17,299
      The Equity Fund.....................................................     19,816
      The Mid Cap Growth Fund.............................................     15,406

     Pursuant to a Custodian Agreement between the Trust and Trustmark National Bank, Trustmark is the Custodian of the Funds' cash and securities. For these services, Trustmark is paid a monthly fee at the annual rate of 0.04% of the average daily net assets of each Fund, plus certain transaction charges. For the six months ended November 30, 1995, Trustmark earned the following custody fees:

      The Money Market Fund...............................................    $67,384
      The Short Term Government Income Fund...............................     23,314
      The Intermediate Term Government Income Fund........................     16,063
      The Equity Fund.....................................................     22,837
      The Mid Cap Growth Fund.............................................     11,023

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (unaudited) (continued) -- November 30, 1995

     6. Repurchase Agreements. The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member Banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. It is the Funds' policy to receive and maintain securities as collateral whose market value, including accrued interest, will be at least 100% of the dollar amount invested by that Fund in each agreement, and that Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, it is the Funds' policy that the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     7. Security Transactions. The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended November 30, 1995 were as follows:

                                 COMMON STOCKS, PREFERRED
                                        STOCKS AND
                                 CORPORATE NOTES AND BONDS        U.S. GOVERNMENT OBLIGATIONS
                               -----------------------------     ------------------------------
                                                  PROCEEDS                           PROCEEDS
                                 COST OF            FROM           COST OF             FROM
                               SECURITIES        SECURITIES      SECURITIES         SECURITIES
                                PURCHASED           SOLD          PURCHASED            SOLD
                               -----------       -----------     -----------       ------------
        The Short Term
          Government Income
          Fund...............  $ 6,002,310       $        --     $81,480,514       $ 83,760,230
        The Intermediate Term
          Government Income
          Fund...............   12,067,944        21,867,538      83,829,799        109,703,014
        The Equity Fund......    9,236,170         2,523,344              --                 --
        The Mid Cap Growth
          Fund...............   13,421,388        10,357,060              --                 --

     Unrealized appreciation (depreciation) at November 30, 1995, based on cost of securities for Federal income tax purposes, is as follows:

                                                           GROSS       GROSS          NET
                                                        UNREALIZED    UNREALIZED  UNREALIZED
                                                        APPRECIATION  DEPRECIATION APPRECIATION
                                                        -----------   --------    -----------
        The Short Term Government Income Fund.........  $ 1,464,648   $  1,563    $ 1,463,085
        The Intermediate Term Government Income           2,605,600    116,285      2,489,315
          Fund........................................
        The Equity Fund...............................   30,613,637    733,741     29,879,896
        The Mid Cap Growth Fund.......................   11,481,516    720,434     10,761,082

     8. At May 31, 1995, The Short Term Government Income Fund and The Intermediate Term Government Income Fund had a net capital loss carryover of approximately $3,071,000 and $6,655,000, respectively, which will be available through May 31, 2003 to offset future capital gains to the extent provided by Federal income tax regulations. In addition, capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of a Fund's next taxable year. The Short Term Government Income Fund and The Intermediate Term Government Income Fund incurred and elected to defer post-October net capital losses of approximately $680,000 and $144,000, respectively, during the fiscal year ended May 31, 1995.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (unaudited) (continued) -- November 30, 1995

     9. Capital Share Transactions. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds were as follows:

                                                                                          SHORT TERM GOVERNMENT INCOME
                                                               MONEY MARKET FUND                      FUND
                                                        -------------------------------  -------------------------------
                                                           SIX MONTHS                       SIX MONTHS
                                                              ENDED         YEAR ENDED         ENDED         YEAR ENDED
                                                        NOVEMBER 30, 1995  MAY 31, 1995  NOVEMBER 30, 1995  MAY 31, 1995
                                                        -----------------  ------------  -----------------  ------------
INSTITUTIONAL CLASS
Shares sold............................................     365,640,380    626,979,875        2,319,439       2,006,920
Shares issued in reinvestment of distributions.........           9,015          3,004          427,699         417,443
                                                        -----------------  ------------  -----------------  ------------
                                                            365,649,395    626,982,879        2,747,138       2,424,363
Shares redeemed........................................    (297,236,363)  (441,197,526)      (2,640,135)     (3,210,813)
                                                        -----------------  ------------  -----------------  ------------
Net increase (decrease) in shares......................      68,413,032    185,785,353          107,003        (786,450)
                                                        ================   ============  ================   ============
CONSUMER SERVICE CLASS
Shares sold............................................       3,406,104      4,812,781           14,547          25,402
Shares issued in reinvestment of net investment
  income...............................................         104,168         99,869            1,992           3,484
                                                        -----------------  ------------  -----------------  ------------
                                                              3,510,272      4,912,650           16,539          28,886
Shares redeemed........................................      (1,601,735)    (2,146,089)         (11,588)        (20,750)
                                                        -----------------  ------------  -----------------  ------------
Net increase (decrease) in shares......................       1,908,537      2,766,561            4,951           8,136
                                                        ================   ============  ================   ============

                                                               INTERMEDIATE TERM
                                                            GOVERNMENT INCOME FUND                 EQUITY FUND
                                                        -------------------------------  -------------------------------
                                                           SIX MONTHS                       SIX MONTHS
                                                              ENDED         YEAR ENDED         ENDED         YEAR ENDED
                                                        NOVEMBER 30, 1995  MAY 31, 1995  NOVEMBER 30, 1995  MAY 31, 1995
                                                        -----------------  ------------  -----------------  ------------
INSTITUTIONAL CLASS
Shares sold............................................         358,587      2,889,666        1,031,826       1,677,913
Shares issued in reinvestment of distributions.........         133,911        641,146           59,413         265,230
                                                        -----------------  ------------  -----------------  ------------
                                                                492,498      3,530,812        1,091,239       1,943,143
Shares redeemed........................................      (3,904,501)    (8,900,496)        (930,212)     (2,240,882)
                                                        -----------------  ------------  -----------------  ------------
Net increase (decrease) in shares......................      (3,412,003)    (5,369,684)         161,027        (297,739)
                                                        ================   ============  ================   ============
CONSUMER SERVICE CLASS
Shares sold............................................          14,692         31,909           16,583          71,148
Shares issued in reinvestment of net investment
  income...............................................           7,352         18,175            3,303          17,539
                                                        -----------------  ------------  -----------------  ------------
                                                                 22,044         50,084           19,886          88,687
Shares redeemed........................................         (12,406)       (74,053)         (27,829)       (137,214)
                                                        -----------------  ------------  -----------------  ------------
Net increase (decrease) in shares......................           9,638        (23,969)          (7,943)        (48,527)
                                                        ================   ============  ================   ============

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (unaudited) (continued) -- November 30, 1995

                                                                                         MID CAP GROWTH FUND
                                                                                  ----------------------------------
                                                                                     SIX MONTHS
                                                                                        ENDED            YEAR ENDED
                                                                                  NOVEMBER 30, 1995     MAY 31, 1995
                                                                                  -----------------     ------------
INSTITUTIONAL CLASS
Shares sold.....................................................................          851,077         1,613,390
Shares issued in reinvestment of distributions..................................           20,443            52,661
                                                                                  -----------------     ------------
                                                                                          871,520         1,666,051
Shares redeemed.................................................................         (616,665)         (856,575)
                                                                                  -----------------     ------------
Net increase in shares..........................................................          254,855           809,476
                                                                                  ==================    ============
CONSUMER SERVICE CLASS
Shares sold.....................................................................            5,739            21,516
Shares issued in reinvestment of net investment income..........................              111               177
                                                                                  -----------------     ------------
                                                                                            5,850            21,693
Shares redeemed.................................................................             (402)             (417)
                                                                                  -----------------     ------------
Net increase in shares..........................................................            5,448            21,276
                                                                                  ==================    ============

     10. In the pursuit of its minimum credit risk policy, The Money Market Fund maintains a diversified portfolio of money market instruments, each of which matures in 397 days or less and is rated in the highest rating category of at least two nationally recognized statistical rating organizations, or, if not rated, is judged by the Board of Trustees to be of comparable quality. The ability of the issuer of the instruments to meet its obligations may be affected by economic developments in a specific industry or region. At November 30, 1995, industry concentrations of the Money Market Fund's portfolio for industries in excess of 5% of net assets were: Financial Services -- 22.70%, Food &
Beverage -- 14.34%, Publishing & Printing -- 8.07% and Banking -- 5.03%.

PERFORMANCE FUNDS TRUST
Financial Highlights (unaudited)
Selected data for a share of beneficial interest outstanding throughout each period

                                                                         MONEY MARKET FUND
                                   ----------------------------------------------------------------------------------------------
                                                INSTITUTIONAL CLASS                             CONSUMER SERVICE CLASS
                                   ----------------------------------------------    --------------------------------------------
                                                               SEPTEMBER 30, 1994                              SEPTEMBER 30, 1994
                                    SIX MONTHS       YEAR       (COMMENCEMENT OF      SIX MONTHS      YEAR      (COMMENCEMENT OF
                                      ENDED         ENDED         OPERATIONS)           ENDED         ENDED       OPERATIONS)
                                   NOVEMBER 30,    MAY 31,          THROUGH          NOVEMBER 30,    MAY 31,        THROUGH
                                       1995          1995         MAY 31, 1994           1995         1995        MAY 31, 1994
                                   ------------    --------    ------------------    ------------    -------   ------------------
Net Asset Value, Beginning of
  Period..........................     $1.00       $   1.00            $1.00              $1.00       $1.00           $1.00
                                     -------           ----        ---------             ------       -----      ----------
Income from Investment Operations:
  Net investment income...........      0.03           0.05             0.02               0.03        0.05            0.02
                                     -------           ----        ---------             ------       -----      ----------
Less Distributions;
  Dividends from net investment
    income........................     (0.03)         (0.05)           (0.02)             (0.03)      (0.05)          (0.02)
                                     -------           ----        ---------             ------       -----      ----------
Net Asset Value, End of Period....     $1.00          $1.00            $1.00              $1.00       $1.00           $1.00
                                     =======           ====        =========             ======       =====      ==========
Total Return......................      2.85%          5.27%            2.17%              2.72%       5.02%           2.03%
Ratios/Supplemental Data:
  Net Assets, End of Period (in
    thousands)....................    $5,473       $324,942         $139,157           $393,355      $3,564            $797
  Ratio of Expenses to Average Net
    Assets........................      0.24%*         0.23%            0.15%*             0.49%*      0.48%           0.40%*
  Effect of waivers/reimbursements
    on expense ratio..............      0.30%*         0.36%            0.53%*             0.30%*      0.36%           0.53%*
  Ratio of Net Investment Income
    to Average Net Assets.........      5.61%*         5.27%            3.30%*             5.36%*      5.02%           3.05%*

                                                                SHORT TERM GOVERNMENT INCOME FUND
                                -------------------------------------------------------------------------------------------------
                                              INSTITUTIONAL CLASS                              CONSUMER SERVICE CLASS
                                ------------------------------------------------    ---------------------------------------------
                                 SIX MONTHS       YEAR        YEAR        YEAR       SIX MONTHS      YEAR       YEAR       YEAR
                                   ENDED         ENDED       ENDED       ENDED         ENDED         ENDED      ENDED      ENDED
                                NOVEMBER 30,    MAY 31,     MAY 31,     MAY 31,     NOVEMBER 30,    MAY 31,    MAY 31,    MAY 31,
                                    1995          1995        1994       1993**         1995         1995       1994      1993**
                                ------------    --------    --------    --------    ------------    -------    -------    -------
Net Asset Value, Beginning of
  Period.....................        $9.84         $9.77      $10.10      $10.00        $9.84        $9.77     $10.10     $10.00
                                    ------          ----        ----       -----     --------        -----     ------     ------
Income from Investment
  Operations:
  Net investment income......         0.28          0.53        0.40        0.44         0.27         0.50       0.37       0.43
  Net gain (loss) on
    securities (both realized
    and unrealized)..........         0.05          0.07       (0.25)       0.22         0.05         0.07      (0.25)      0.22
                                    ------          ----        ----       -----     --------        -----     ------     ------
  Total from Investment
    Operations...............         0.33          0.60        0.15        0.66         0.32         0.57       0.12       0.65
                                    ------          ----        ----       -----     --------        -----     ------     ------
Less Distributions:
  Dividends from net
    investment income........        (0.28)        (0.53)      (0.40)      (0.44)       (0.27)       (0.50)     (0.37)     (0.43)
  Distributions from net
    realized gains...........           --            --       (0.05)      (0.12)          --           --      (0.05)     (0.12)
  Distributions in excess of
    net realized gains.......           --            --       (0.03)         --           --           --      (0.03)        --
                                    ------          ----        ----       -----     --------        -----     ------     ------
  Total Distributions........        (0.28)        (0.53)      (0.48)      (0.56)       (0.27)       (0.50)     (0.45)     (0.55)
                                    ------          ----        ----       -----     --------        -----     ------     ------
Net Asset Value, End of
  Period.....................        $9.89         $9.84       $9.77      $10.10        $9.89        $9.84      $9.77     $10.10
                                    ======          ====        ====       =====     ========        =====     ======     ======
Total Return (not reflecting
  sales load)................         3.39%         6.37%       1.49%       6.74%        3.26%        6.12%      1.23%      6.67%
Ratios/Supplemental Data:
  Net Assets, End of Period
    (in thousands)...........     $106,371      $104,730    $111,657    $138,822         $792         $739       $654     $1,125
  Ratio of Expenses to
    Average Net Assets.......         0.71%*        0.74%       0.69%       0.67%        0.96%*       0.99%      0.94%      0.75%
  Effect of
    waivers/reimbursements on
    expense ratio............         0.01%*        0.03%       0.05%       0.05%        0.01%*       0.03%      0.05%      0.05%
  Ratio of Net Investment
    Income to
    Average Net Assets.......         5.65%*        5.43%       4.00%       4.32%        5.40%*       5.18%      3.75%      4.24%
  Portfolio Turnover Rate....        76.95%       267.65%     213.43%     216.52%       76.95%      267.65%    213.43%    216.52%

---------------

 * Annualized

** Fund commenced operations on June 1, 1992.

See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period

                                                               INTERMEDIATE TERM GOVERNMENT INCOME FUND
                                         -------------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS                       CONSUMER SERVICE CLASS
                                         --------------------------------------------  ---------------------------------------
                                          SIX MONTHS     YEAR       YEAR       YEAR     SIX MONTHS    YEAR     YEAR     YEAR
                                            ENDED       ENDED      ENDED      ENDED       ENDED       ENDED    ENDED    ENDED
                                         NOVEMBER 30,  MAY 31,    MAY 31,    MAY 31,   NOVEMBER 30,  MAY 31,  MAY 31,  MAY 31,
                                             1995        1995       1994      1993**       1995       1995     1994    1993**
                                         ------------  --------   --------   --------  ------------  -------  -------  -------
Net Asset Value, Beginning of Period....   $  10.11      $ 9.87     $10.56     $10.00     $10.11     $ 9.87   $10.56   $10.00
                                            -------       -----      -----      -----   --------     ------   ------   ------
Income from Investment Operations:
  Net investment income.................       0.28        0.62       0.58       0.62       0.27       0.60     0.55     0.62
  Net gain (loss) on securities (both
    realized and unrealized)............       0.23        0.25      (0.52)      0.61       0.23       0.25    (0.52)    0.61
                                            -------       -----      -----      -----   --------     ------   ------   ------
  Total from Investment Operations......       0.51        0.87       0.06       1.23       0.50       0.85     0.03     1.23
                                            -------       -----      -----      -----   --------     ------   ------   ------
Less Distributions:
  Dividends from net investment
    income..............................      (0.28)      (0.62)     (0.58)     (0.62)     (0.27)     (0.60)   (0.55)   (0.62)
  Distributions from net realized
    gains...............................         --          --      (0.11)     (0.05)        --         --    (0.11)   (0.05)
  Distributions in excess of net
    realized gains......................         --       (0.01)     (0.06)        --         --      (0.01)   (0.06)      --
                                            -------       -----      -----      -----   --------     ------   ------   ------
  Total Distributions...................      (0.28)      (0.63)     (0.75)     (0.67)     (0.27)     (0.61)   (0.72)   (0.67)
                                            -------       -----      -----      -----   --------     ------   ------   ------
Net Asset Value, End of Period..........     $10.34      $10.11     $ 9.87     $10.56     $10.34     $10.11   $ 9.87   $10.56
                                            =======       =====      =====      =====   ========     ======   ======   ======
Total Return (not reflecting sales
  load).................................       5.17%       9.31%      0.34%     12.66%      5.04%      9.06%    0.08%   12.58%
Ratios/Supplemental Data:
  Net Assets, End of Period (in
    thousands)..........................   $ 75,232    $108,052   $158,420   $150,115     $3,399     $3,225   $3,384   $1,952
  Ratio of Expenses to Average Net
    Assets..............................       0.82%*      0.71%      0.65%      0.67%      1.07%*     0.96%    0.90%    0.78%
  Effect of waivers/reimbursements on
    expense ratio.......................       0.05%*      0.11%      0.15%      0.15%      0.05%*     0.11%    0.15%    0.15%
  Ratio of Net Investment Income to
    Average Net Assets..................       5.59%*      6.44%      5.50%      6.00%      5.34%*     6.19%    5.25%    5.89%
  Portfolio Turnover Rate...............     117.18%     339.95%    102.46%     54.43%    117.18%    339.95%  102.46%   54.43%

                                                                              EQUITY FUND
                                           ---------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS                     CONSUMER SERVICE CLASS
                                           ----------------------------------------  ---------------------------------------
                                            SIX MONTHS     YEAR     YEAR     YEAR     SIX MONTHS    YEAR     YEAR     YEAR
                                              ENDED       ENDED     ENDED    ENDED      ENDED       ENDED    ENDED    ENDED
                                           NOVEMBER 30,  MAY 31,   MAY 31,  MAY 31,  NOVEMBER 30,  MAY 31,  MAY 31,  MAY 31,
                                               1995        1995     1994    1993**       1995       1995     1994    1993**
                                           ------------  --------  -------  -------  ------------  -------  -------  -------
Net Asset Value, Beginning of Period......     $12.51      $11.33  $11.21   $10.00      $12.51     $11.33   $11.21   $10.00
                                              -------       -----  ------   ------    --------     ------   ------   ------
Income from Investment Operations:
  Net investment income...................       0.13        0.25    0.23     0.22        0.11       0.22     0.20     0.21
  Net gain on securities (both realized
    and unrealized).......................       1.75        1.42    0.12     1.21        1.75       1.42     0.12     1.21
                                              -------       -----  ------   ------    --------     ------   ------   ------
  Total from Investment Operations........       1.88        1.67    0.35     1.43        1.86       1.64     0.32     1.42
                                              -------       -----  ------   ------    --------     ------   ------   ------
Less Distributions:
  Dividends from net investment income....      (0.12)      (0.24)  (0.23)   (0.22)      (0.10)     (0.21)   (0.20)   (0.21)
  Distributions from net realized gains...         --       (0.25)     --       --          --      (0.25)      --       --
                                              -------       -----  ------   ------    --------     ------   ------   ------
  Total Distributions.....................      (0.12)      (0.49)  (0.23)   (0.22)      (0.10)     (0.46)   (0.20)   (0.21)
                                              -------       -----  ------   ------    --------     ------   ------   ------
Net Asset Value, End of Period............     $14.27      $12.51  $11.33   $11.21      $14.27     $12.51   $11.33   $11.21
                                              =======       =====  ======   ======    ========     ======   ======   ======
Total Return (not reflecting sales
  load)...................................      15.06%      15.35%   3.10%   14.48%      14.91%     15.10%    2.85%   14.37%
Ratios/Supplemental Data:
  Net Assets, End of Period (in
    thousands)............................   $116,449    $100,110  $93,983  $87,755     $5,855     $5,234   $5,287    $3,348
  Ratio of Expenses to Average Net
    Assets................................       0.82%*      0.79%   0.83%    0.83%       1.07%*     1.04%    1.08%    0.94%
  Effect of waivers/reimbursements
    on expense ratio......................       0.10%*      0.13%   0.15%    0.20%       0.10%*     0.13%    0.15%    0.20%
  Ratio of Net Investment Income to
    Average Net Assets....................       1.74%*      2.15%   1.99%    2.20%       1.49%*     1.90%    1.74%    2.09%
  Portfolio Turnover Rate.................       2.35%      58.08%  27.11%    2.61%       2.35%     58.08%   27.11%    2.61%

---------------

 * Annualized

** Fund commenced operations on June 1, 1992.
See accompanying notes to financial statements.

PERFORMANCE FUNDS TRUST
Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout each period

                                                                  MID CAP GROWTH FUND
                                 --------------------------------------------------------------------------------------
                                            INSTITUTIONAL CLASS                        CONSUMER SERVICE CLASS
                                 ------------------------------------------  ------------------------------------------
                                                          FOR THE PERIOD                              FOR THE PERIOD
                                  SIX MONTHS    YEAR     FEBRUARY 24, 1994    SIX MONTHS    YEAR     FEBRUARY 24, 1994
                                    ENDED       ENDED    (COMMENCEMENT OF       ENDED       ENDED    (COMMENCEMENT OF
                                 NOVEMBER 30,  MAY 31,  OPERATIONS) THROUGH  NOVEMBER 30,  MAY 31,  OPERATIONS) THROUGH
                                     1995       1995       MAY 31, 1994          1995       1995       MAY 31, 1994
                                 ------------  -------  -------------------  ------------  -------  -------------------
Net Asset Value, Beginning of
  Period........................     $11.11    $  9.60         $10.00           $11.11     $ 9.60         $ 10.00
                                   --------     ------   ------------        ---------     -------   ------------
Income from Investment
  Operations:
  Net investment income.........       0.07       0.13           0.03             0.05       0.11            0.03
  Net gain (loss) on securities
    (both realized and
    unrealized).................       1.78       1.51          (0.40)            1.78       1.51           (0.40)
                                   --------     ------   ------------        ---------     -------   ------------
  Total from Investment
    Operations..................       1.85       1.64          (0.37)            1.83       1.62           (0.37)
                                   --------     ------   ------------        ---------     -------   ------------
Less Distributions;
  Dividends from net investment
    income......................      (0.07)     (0.13)         (0.03)           (0.05)     (0.11)          (0.03)
                                   --------     ------   ------------        ---------     -------   ------------
Net Asset Value, End of
  Period........................     $12.89     $11.11         $ 9.60           $12.89     $11.11         $  9.60
                                   ========     ======   ============        =========     =======   ============
Total Return (not reflecting
  sales load)..................       16.63%     17.31%         (3.66)%          16.49%     17.06%          (3.70)%
Ratios/Supplemental Data:
  Net Assets, End of Period (in
    thousands)..................   $ 59,031    $48,068        $33,779             $392       $277             $35
  Ratio of Expenses to Average
    Net Assets..................       1.01%*     0.96%          0.93%*           1.26%*     1.21%           1.18%*
  Effect of
    waivers/reimbursements on
    expense ratio...............       0.15%*     0.26%          1.00%*           0.15%*     0.26%           1.00%*
  Ratio of Net Investment Income
    to Average Net Assets.......       1.07%*     1.37%          1.60%*           0.82%*     1.12%           1.35%*
  Portfolio Turnover Rate.......      20.47%     20.39%          5.88%           20.47%     20.39%           5.88%

---------------

 * Annualized

PERFORMANCE FUNDS TRUST

BOARD OF TRUSTEES
JOHN J. PILEGGI +                  CHAIRMAN OF THE BOARD
                                   Senior Managing Director, Furman Selz Incorporated
JAMES H. JOHNSTON, III*            Physician, Gastrointestinal Associates, Jackson, MS.
JAMES T. MALLETTE +                Attorney, Daniel Coker Horton and Bell, Jackson, MS.
WALTER P. NEELY*                   Professor of Finance, Millsaps College, Jackson, MS.


                                   * Member of Audit and Nominating Committees
                                   + Trustee who is an "interested person" of the Trust, as
                                     that term is defined in the Investment Company Act of 1940.


--------------------------------------------------------------------------------

OFFICERS
JOHN J. PILEGGI                    Principal Executive Officer
DONALD E. BROSTROM                 Vice President & Treasurer
JOAN V. FIORE                      Secretary
SHERYL HIRSCHFELD                  Assistant Secretary

INVESTMENT ADVISOR
Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT
Furman Selz LLC
230 Park Avenue
New York, New York 10169

DISTRIBUTOR
Performance Funds Distributor, Inc.
230 Park Avenue
New York, New York 10169

CUSTODIAN
Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL
Baker & McKenzie
805 Third Avenue
New York, New York 10022

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

MID-YEAR
NOVEMBER 30, 1995

INVESTMENT ADVISOR

(LOGO)

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.